As filed with the Securities and Exchange Commission on January 24, 2003
                                               Securities Act File No. ______
                                     Investment Company Act File No. 811-2739

==============================================================================

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549
                               _________________

                                   FORM N-14
                            REGISTRATION STATEMENT
                                     UNDER
                          THE SECURITIES ACT OF 1933
                               _________________

                        Pre-Effective Amendment No. |_|
                       Post-Effective Amendment No. |_|
                       (Check appropriate box or boxes)
                               _________________

                     Merrill Lynch Basic Value Fund, Inc.
            (Exact Name of Registrant as Specified in its Charter)
                               _________________

                                (609) 282-2800
                       (Area Code and Telephone Number)
                               _________________

                            800 Scudders Mill Road
                         Plainsboro, New Jersey 08536
(Address of Principal Executive Offices: Number, Street, City, State, Zip Code)
                               _________________

                                Terry K. Glenn
                     Merrill Lynch Basic Value Fund, Inc.
             800 Scudders Mill Road, Plainsboro, New Jersey 08536
       Mailing Address: P.O. Box 9011, Princeton, New Jersey 08543-9011
                    (Name and Address of Agent for Service)
                               _________________

                                  Copies to:
      Counsel for the Fund:                        Philip L. Kirstein
      Frank P. Bruno, Esq.                     Fund Asset Management, L.P.
 Sidley Austin Brown & Wood LLP                        P.O. Box 9011
       787 Seventh Avenue                    Princeton, New Jersey 08543-9011
   New York, New York 10019
                                 _________________

    Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.

    It is proposed that this filing will become effective on February 23, 2003, pursuant to Rule 488.

    Title of Securities Being Registered: Common Stock, Par Value $.10 per share.

    No filing fee is required because of reliance on Section 24(f) under the Investment Company Act of 1940, as amended.

    Master Basic Value Trust has also executed this Registration Statement.


==============================================================================

                        MERCURY BASIC VALUE FUND, INC.
                                 P.O. BOX 9011
                       PRINCETON, NEW JERSEY 08543-9011
                              __________________

                   NOTICE OF SPECIAL MEETING OF STOCKHOLDERS
                              __________________

                          To Be Held On April 4, 2003

TO THE STOCKHOLDERS OF
   MERCURY BASIC VALUE FUND, INC.:

        NOTICE IS HEREBY GIVEN that a special meeting of stockholders (the "Meeting") of Mercury Basic Value Fund, Inc. ("Mercury Basic Value") will be held at the offices of Fund Asset Management, L.P., 800 Scudders Mill Road,
Plainsboro, New Jersey, on April 4, 2003, at [      ] [a.m.], Eastern
time, for the following purposes:

               (1) To approve or disapprove an Agreement and Plan of Reorganization providing for the acquisition of the assets, and the assumption of the liabilities of, Mercury Basic Value by Merrill Lynch Basic Value Fund, Inc. ("ML Basic Value") and the simultaneous distribution to Mercury Basic Value of newly-issued shares of common stock of ML Basic Value having an aggregate net asset value equal to the value of the net assets of Mercury Basic Value acquired by ML Basic Value. The Agreement and Plan of Reorganization also provides for the distribution, on a proportionate basis, of the shares of common stock of ML Basic Value received by Mercury Basic Value to the stockholders of Mercury Basic Value. A vote in favor of this proposal by the stockholders of Mercury Basic Value will constitute a vote in favor of: (a) the dissolution of Mercury Basic Value under state law and (b) the termination of the registration of Mercury Basic Value as an investment company under the Investment Company Act of 1940.

               (2) To transact such other business as properly may come before the Meeting or any adjournment thereof.

        Stockholders of Mercury Basic Value are not entitled to appraisal rights in connection with the transaction.

        The Board of Directors of Mercury Basic Value has fixed the close of business on January 31, 2003, as the record date for the determination of stockholders of Mercury Basic Value entitled to notice of, and to vote at, the Meeting or any adjournment thereof.

        You are cordially invited to attend the Meeting. Stockholders of Mercury Basic Value who do not expect to attend the Meeting in person are requested to complete, date and sign the enclosed form of proxy and return it promptly in the envelope provided for that purpose. If you have been provided with the opportunity on your proxy card or voting instruction form to provide voting instructions via telephone or the internet, please take advantage of these prompt and efficient voting options. The enclosed proxy is being solicited on behalf of the Board of Directors of Mercury Basic Value.

        [If you have any questions regarding the enclosed proxy material or need assistance in voting your shares, please contact our proxy solicitor, _________________________________ at 1-_ -_ -__].

                                       By Order of the Board of Directors,

                                       SUSAN B. BAKER
                                       Secretary
                                       Mercury Basic Value Fund, Inc.

Plainsboro, New Jersey
Dated:  February __, 2003

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.





                             SUBJECT TO COMPLETION
                  PRELIMINARY PROXY STATEMENT AND PROSPECTUS
                            DATED JANUARY 24, 2003

                              PROXY STATEMENT OF
                        MERCURY BASIC VALUE FUND, INC.
                 FOR USE AT A SPECIAL MEETING OF STOCKHOLDERS

                          TO BE HELD ON APRIL 4, 2003
                             ____________________

                                 PROSPECTUS OF
                     MERRILL LYNCH BASIC VALUE FUND, INC.
                 PO BOX 9011, PRINCETON, NEW JERSEY 08543-9011
                                (609) 282-2800
                             ____________________

        This Proxy Statement and Prospectus is furnished to you because you are a stockholder of Mercury Basic Value Fund, Inc. ("Mercury Basic Value"). Your Fund and Merrill Lynch Basic Value Fund, Inc. ("ML Basic Value") are organized as "feeder" funds that invest all of their respective assets in Master Basic Value Trust ("Basic Value Trust"). Mercury Basic Value, ML Basic Value and Basic Value Trust have identical investment objectives and policies. This structure is commonly referred to as a "master/feeder" structure. You are being asked to consider and approve a proposed reorganization (the "Reorganization") of your Fund into ML Basic Value.

        The Reorganization will involve a two-step transaction:

        FIRST, ML Basic Value will acquire substantially all of the assets of Mercury Basic Value and assume substantially all of the liabilities of Mercury Basic Value in exchange solely for newly-issued shares of common stock of ML Basic Value.

        SECOND, Mercury Basic Value will distribute the shares of ML Basic Value received in the Reorganization to its stockholders.

        As part of the Reorganization, Mercury Basic Value will be deregistered as an investment company under the Investment Company Act of 1940 (the "Investment Company Act") and dissolved under state law.

        This Proxy Statement and Prospectus sets forth concisely the information about ML Basic Value that you should know as you consider the Reorganization and should be retained for future reference. Mercury Basic Value authorized the solicitation of proxies in connection with the Reorganization solely on the basis of this Proxy Statement and Prospectus and the accompanying documents.

        The Board of Directors of Mercury Basic Value has fixed the close of business on January 31, 2003, as the record date (the "Record Date") for the determination of stockholders of Mercury Basic Value entitled to notice of and to vote at the Meeting and at any adjournment thereof. Each stockholder of Mercury Basic Value on the Record Date will be entitled to one vote for each share of common stock of Mercury Basic Value held, with no share having cumulative voting rights. As of the Record Date, Mercury Basic Value had ____________ shares outstanding.

                                                     (continued on next page)
                             ____________________

   The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Proxy
                 Statement and Prospectus.  Any representation to the
                          contrary is a criminal offense.
                             ____________________

     The date of this Proxy Statement and Prospectus is February __, 2003
                             ____________________

        A Special Meeting of Stockholders of Mercury Basic Value will be held on April 4, 2003, for the purpose of obtaining stockholder approval of the Reorganization (the "Meeting"). With this Proxy Statement and Prospectus you will also be receiving the following documents:

    o Prospectus of ML Basic Value, dated October 24, 2002, as supplemented (the "ML Basic Value Prospectus"); and

    o Annual Report to Stockholders of ML Basic Value for the fiscal year ended June 30, 2002 (the "ML Basic Value Annual Report").

        The ML Basic Value Prospectus and the ML Basic Value Annual Report are incorporated by reference into this Proxy Statement and Prospectus, which means that they are legally considered to be part of this Proxy Statement and Prospectus.

        Certain other documents containing information about Mercury Basic Value and ML Basic Value have been filed with the Securities and Exchange Commission (the "Commission") and may be obtained, without charge, by writing to either Mercury Basic Value or ML Basic Value at the address above, or by calling 1-800-995-6526. These documents are:

    o Statement of Additional Information of ML Basic Value, dated October 24, 2002, as supplemented (the "ML Basic Value Statement");

    o Prospectus of Mercury Basic Value, dated October 25, 2002 (the "Mercury Basic Value Prospectus");

    o Statement of Additional Information of Mercury Basic Value, dated October 25, 2002 (the "Mercury Basic Value Statement"); and

    o Annual Report to Stockholders of Mercury Basic Value for the fiscal year ended June 30, 2002 (the "Mercury Basic Value Annual Report").

        The ML Basic Value Statement, the Mercury Basic Value Prospectus, the Mercury Basic Value Statement and the Mercury Basic Value Annual Report also are incorporated by reference into this Proxy Statement and Prospectus.

        It is intended that the Reorganization will be a tax-free reorganization for Federal income tax purposes. You should consult your tax adviser for details concerning your decision to participate in the Reorganization.

        ML Basic Value and Mercury Basic Value are sometimes referred to in this Proxy Statement and Prospectus individually as a "Fund" and together as the "Funds," as the context requires. The Fund resulting from the Reorganization is sometimes referred to in this Proxy Statement and Prospectus as the "Combined Fund."



                               TABLE OF CONTENTS

                                                                                          Page
                                                                                          ----
INTRODUCTION.................................................................................1
SUMMARY 1
        The Reorganization...................................................................1
        What Shareholders of Mercury Basic Value Will Receive in the Reorganization..........2
        Mercury Basic Value Board Considerations for the Reorganization......................2
RISK FACTORS AND SPECIAL CONSIDERATIONS.....................................................13
COMPARISON OF THE FUNDS.....................................................................14
        Financial Highlights................................................................14
        Investment Objectives...............................................................20
        Investment Policies.................................................................20
        Investment Restrictions.............................................................20
        Investment Management Arrangements, Administration Arrangements and
               Contractual Fee Waiver/Expense Reimbursement Agreement.......................20
        Purchase of Shares..................................................................20
        Redemption of Shares................................................................20
        Performance.........................................................................21
        Code of Ethics......................................................................23
        Shareholder Rights..................................................................23
        Dividends...........................................................................23
        Automatic Dividend Reinvestment Plan................................................23
        Automatic Investment Plan...........................................................23
        Systematic Withdrawal Program.......................................................24
        Tax Information.....................................................................24
        Portfolio Transactions..............................................................24
        Portfolio Turnover..................................................................24
        Additional Information..............................................................24
THE REORGANIZATION..........................................................................26
        General 26
        Procedure...........................................................................26
        Terms of the Agreement and Plan.....................................................27
        Potential Benefits to Shareholders as a Result of the Reorganization................28
        Tax Consequences of the Reorganization..............................................29
        Appraisal Rights....................................................................30
        Capitalization......................................................................31
INFORMATION CONCERNING THE MEETING..........................................................32
        Date, Time and Place of Meeting.....................................................32
        Solicitation, Revocation and Use of Proxies.........................................32
        Record Date and Outstanding Shares..................................................32
        Security Ownership of Certain Beneficial and Registered Owners and Management
               of Mercury Basic Value and ML Basic Value....................................32
        Voting Rights and Required Vote.....................................................32
ADDITIONAL INFORMATION......................................................................33
LEGAL PROCEEDINGS...........................................................................34
LEGAL OPINIONS..............................................................................34
EXPERTS.....................................................................................34
SHAREHOLDER PROPOSALS.......................................................................34

EXHIBIT I - AGREEMENT AND PLAN OF REORGANIZATION...........................................I-1
EXHIBIT II - SECURITY OWNERSHIP...........................................................II-1

                                 INTRODUCTION

        This Proxy Statement and Prospectus is furnished in connection with the solicitation of proxies on behalf of the Board of Directors of Mercury Basic Value for use at the Meeting. The Meeting will be held at the offices of Fund Asset Management, L.P. ("FAM"), 800 Scudders Mill Road, Plainsboro, New Jersey on April 4, 2003, at ___ [a.m.], Eastern time. The mailing address for Mercury Basic Value is P.O. Box 9011, Princeton, New Jersey 08543-9011. The approximate mailing date of this Proxy Statement and Prospectus is February 26, 2003.

        Any person giving a proxy may revoke it at any time prior to its exercise (unless the proxy states that it is irrevocable and it is coupled with an interest) by executing a superseding proxy, by giving written notice of the revocation of such proxy to the Secretary of Mercury Basic Value at the address indicated above or by voting in person at the Meeting. All properly executed proxies received prior to the Meeting will be voted at the Meeting in accordance with the instructions marked thereon or otherwise as provided therein. Unless instructions to the contrary are marked, properly executed proxies will be voted "FOR" the proposal to approve the Agreement and Plan of Reorganization by and among ML Basic Value, Mercury Basic Value and Basic Value Trust (the "Agreement and Plan"), a copy of which is attached hereto as
Exhibit I.

        Approval of the Agreement and Plan will require the affirmative vote of Mercury Basic Value shareholders representing a majority of the outstanding shares entitled to vote thereon. Shareholders of Mercury Basic Value will vote as a single class on the proposal to approve the Agreement and Plan. See "Information Concerning the Meeting."

        The Board of Directors of Mercury Basic Value knows of no business other than the Agreement and Plan that will be presented for consideration at the Meeting. If any other matter is properly presented, it is the intention of the persons named in the enclosed proxy to vote in accordance with their best judgment.

        This Proxy Statement and Prospectus serves as a prospectus of ML Basic Value under the Securities Act of 1933, as amended (the "Securities Act"), in connection with the issuance of the shares of common stock of ML Basic Value to Mercury Basic Value pursuant to the terms of the Agreement and Plan.

        ML Basic Value and Mercury Basic Value are organized as Maryland corporations. Basic Value Trust is organized as a Delaware statutory trust. In each jurisdiction, nomenclature varies. For ease of reference and clarity of presentation, shares of common stock of ML Basic Value and Mercury Basic Value and beneficial interests in Basic Value Trust are referred to herein as "shares;" holders of shares are referred to herein as "shareholders;" the Directors of ML Basic Value and Mercury Basic Value and the Trustees of Basic Value Trust are referred to herein as "Board Members;" and the Board of Directors of ML Basic Value and Mercury Basic Value and the Board of Trustees of Basic Value Trust are referred to herein individually as a "Board" and collectively as the "Boards," as the context requires.


                                    SUMMARY

        The following is a summary of certain information contained elsewhere in this Proxy Statement and Prospectus (including documents incorporated by reference) and is qualified in its entirety by reference to the more complete information contained elsewhere in this Proxy Statement and Prospectus and in the Agreement and Plan, a copy of which is attached hereto as Exhibit I.

The Reorganization

        At meetings of the Boards of ML Basic Value, Mercury Basic Value and Basic Value Trust held on December 10, 2002, the Boards approved the proposed Reorganization pursuant to which (i) ML Basic Value will acquire substantially all of the assets of Mercury Basic Value, consisting primarily of all of Mercury Basic Value's shares of Basic Value Trust, and assume substantially all of the liabilities of Mercury Basic Value in exchange for newly-issued shares of ML Basic Value, (ii) Mercury Basic Value will distribute such shares pro rata to its shareholders and (iii) Mercury Basic Value will be (a) deregistered as an investment company under the Investment Company Act and (b) dissolved under state law.

What Shareholders of Mercury Basic Value Will Receive in the Reorganization

        If the Agreement and Plan is approved and the Reorganization is consummated:

     o  You will become a shareholder of ML Basic Value;
     o You will receive the following class of shares of ML Basic Value in exchange for your shares of Mercury Basic Value:

                                If You                  You Will
                                 Hold                   Receive
                             Mercury Basic          ML Basic Value
                              Value Class                 Class
                         ------------------------   --------------------
                                   I                        A
                                   B                        B
                                   C                        C
                                   A                        D

     o The shares of ML Basic Value that you receive in the Reorganization will have the same aggregate net asset value as the shares of Mercury Basic Value that you hold immediately prior to the Reorganization.

Mercury Basic Value Board Considerations for the Reorganization

        The Board of Mercury Basic Value has approved the Agreement and Plan and recommends that you vote to approve it as well. The Board of Mercury Basic Value determined that the interests of the existing shareholders of Mercury Basic Value will not be diluted on a net asset value basis as a result of the Reorganization and that the Reorganization is in the best interests of the shareholders of Mercury Basic Value.

        In reaching this conclusion, the Board of Mercury Basic Value considered a number of factors, including the following:

     o After the Reorganization, shareholders of Mercury Basic Value will remain invested in a mutual fund having the exact same investment objectives and policies;

     o After the Reorganization, it is expected that Mercury Basic Value shareholders will be invested in a substantially larger fund (for example, as of November 30, 2002, the net assets of Mercury Basic Value were $11.7 million while the net assets of the Combined Fund on such date would have been approximately $7.6 billion on a pro forma basis);

     o After the Reorganization, it is expected that Mercury Basic Value shareholders will benefit from a lower operating expense ratio as shareholders of the Combined Fund;

     o After the Reorganization, it is expected that Mercury Basic Value shareholders will benefit from improved economies of scale as shareholders of the Combined Fund; and

     o  The Reorganization is expected to be tax free to shareholders.

        See "The Reorganization--Potential Benefits to Shareholders as a Result of the Reorganization."

        If all of the required approvals are obtained, it is anticipated that the Reorganization will occur as soon as practicable thereafter, provided that prior to that time an opinion of counsel concerning the tax consequences of the Reorganization, as set forth in the Agreement and Plan, has been delivered. See "The Reorganization--Tax Consequences of the Reorganization." It should be noted, however, that, under the Agreement and Plan, the Reorganization may be abandoned at any time (whether before or after approval by the shareholders of Mercury Basic Value) prior to the Closing Date (as defined herein), or the Closing Date may be postponed, (i) by mutual consent of the Boards of ML Basic Value, Mercury Basic Value and Basic Value Trust,
(ii) by the Board of Mercury Basic Value if any condition to Mercury Basic Value's obligations has not been fulfilled or waived by such Board, or (iii) by the Board of ML Basic Value if any condition to ML Basic Value's obligations has not been fulfilled or waived by such Board.

        Fee Tables

        The fee tables set forth below provide information about the fees and expenses attributable to shares of each class of Mercury Basic Value and ML Basic Value as of June 30, 2002 and, assuming the Reorganization had taken place on June 30, 2002, the estimated pro forma annualized fees and expenses attributable to shares of each class of the Combined Fund. Future fees and expenses may be greater or less than those indicated below.

 Fee Table for Class A Shareholders of ML Basic Value, Class I Shareholders of Mercury Basic Value
                  and the Pro Forma Combined Fund as of June 30, 2002 (unaudited)

                                                             Class A       Class I
                                                             Shares+       Shares+
                                                           --------------- --------- --------------
                                                                   Actual             Pro Forma
                                                           ------------------------- --------------
                                                             ML Basic      Mercury     Combined
                                                               Value      Basic Value     Fund*
                                                           --------------- --------- --------------
Shareholder Fees (fees paid directly from shareholder's
  investment)(a):
  Maximum Sales Charge (Load) Imposed on Purchases (as a
    percentage of offering price).....................       5.25%(b)      5.25%(b)     5.25%(b)
  Maximum Deferred Sales Charge (Load) (as a percentage
    of original purchase price or redemption proceeds,
    whichever is lower)...............................        None(c)       None(c)      None(c)

  Maximum Sales Charge (Load) Imposed on Dividend
    Reinvestments.....................................         None          None         None
  Redemption Fee......................................         None          None         None
  Exchange Fee........................................         None          None         None
Annual Fund Operating Expenses (expenses that are deducted
  from Fund assets)(d):
  Investment Advisory Fees(e).........................         0.40%         0.40%        0.40%
  Distribution and/or Service (12b-1) Fees(f).........         None          None         None
  Other Expenses (including administration and transfer
    agency fees)(g)...................................         0.16%         2.25%        0.16%
                                                           --------------- --------- --------------

  Total Annual Fund Operating Expenses................         0.56%         2.65%        0.56%

  Contractual Fee Waiver and/or Expense Reimbursement.           N/A         1.25%(h)      N/A
                                                           --------------- --------- --------------

  Net Total Annual Fund Operating Expenses............         0.56%         1.40%(i)     0.56%
                                                           =============== ========= ==============
        ______________
        Footnotes appear on page 7.





                     Fee Table for Class B Shareholders of
                      ML Basic Value, Mercury Basic Value
        and the Pro Forma Combined Fund as of June 30, 2002 (unaudited)

                                                                       Class B Shares (j)
                                                        -----------------------------------------------------
                                                                    Actual                     Pro Forma
                                                        ----------------------------  -----------------------
                                                                             Mercury Basic      Combined
                                                         ML Basic Value          Value            Fund*
                                                        -------------------  ---------------  ---------------
Shareholder Fees (fees paid directly from shareholder's
  investment)(a):
  Maximum Sales Charge (Load) Imposed on Purchases (as
    a percentage of offering price)............               None              None            None

  Maximum Deferred Sales Charge (Load) (as a
    percentage of original purchase price or
    redemption proceeds, whichever is lower)...             4.00%(b)          4.00%(b)        4.00%(b)
  Maximum Sales Charge (Load) Imposed on Dividend
    Reinvestments..............................               None              None            None
  Redemption Fee...............................               None              None            None
  Exchange Fee.................................               None              None            None
Annual Fund Operating Expenses (expenses that are
  deducted from fund assets)(d):
  Investment Advisory Fees(e)..................              0.40%             0.40%           0.40%
  Distribution and/or Service (12b-1) Fees(f)..              1.00%             1.00%           1.00%
  Other Expenses (including administration and
    transfer agency fees)(g)...................              0.18%             2.24%           0.18%
                                                        -------------------  ---------------  ---------------
  Total Annual Fund Operating Expenses.........              1.58%             3.64%           1.58%

  Contractual Fee Waiver and/or Expenses Reimbursement        N/A            1.24%(h)           N/A
                                                        -------------------  ---------------  ---------------

  Net Total Annual Fund Operating Expenses.....              1.58%           2.40%(i)          1.58%
                                                        ===================  ===============  ===============
     ______________
     Footnotes appear on page 7.




                     Fee Table for Class C Shareholders of
                      ML Basic Value, Mercury Basic Value
        and the Pro Forma Combined Fund as of June 30, 2002 (unaudited)

                                                                               Class C Shares
                                                             -----------------------------------------------------
                                                                         Actual                     Pro Forma
                                                             ----------------------------  -----------------------
                                                                                  Mercury Basic      Combined
                                                              ML Basic Value          Value            Fund*
                                                             ------------------- ---------------  ---------------

Shareholder Fees (fees paid directly from shareholder's
  investment)(a):
  Maximum Sales Charge (Load) Imposed on Purchases (as
    a percentage of offering price)............                None               None                None
  Maximum Deferred Sales Charge (Load) (as a percentage
    of original purchase price or redemption proceeds,
    whichever is lower)........................              1.00%(b)           1.00%(b)            1.00%(b)
  Maximum Sales Charge (Load) Imposed on Dividend
    Reinvestments..............................                None               None                None
  Redemption Fee...............................                None               None                None
  Exchange Fee.................................                None               None                None
Annual Fund Operating Expenses (expenses that are deducted
  from fund assets)(d):
  Investment Advisory Fees(e)..................               0.40%              0.40%               0.40%
  Distribution and/or Service (12b-1) Fees(f)..               1.00%              1.00%               1.00%
  Other Expenses (including administration and transfer
    agency fees)(g)............................               0.19%              2.20%               0.19%
                                                             ------------------- ---------------  ---------------
  Total Annual Fund Operating Expenses.........               1.59%              3.60%               1.59%

  Contractual Fee Waiver and/or Expenses Reimbursement         N/A               1.20%(h)              N/A
                                                             ------------------- ---------------  ---------------

  Net Total Annual Fund Operating Expenses.....               1.59%              2.40%(i)            1.59%
                                                             =================== ===============  ===============
     ______________
     Footnotes appear on next page.





             Fee Table for Class D Shareholders of ML Basic Value,
                  Class A Shareholders of Mercury Basic Value
        and the Pro Forma Combined Fund as of June 30, 2002 (unaudited)

                                                           Class D Shares++     Class A Shares++
                                                           -----------------    -----------------   -------------
                                                                          Actual                      Pro Forma
                                                           --------------------------------------   -------------
                                                                                Mercury Basic         Combined
                                                           ML Basic Value           Value               Fund*
                                                           -----------------    -----------------   -------------
Shareholder Fees (fees paid directly from shareholder's
  investment)(a):
  Maximum Sales Charge (Load) Imposed on Purchases
    (as a percentage of offering price)............           5.25%(b)             5.25%(b)            5.25%(b)
  Maximum Deferred Sales Charge (Load) (as a
    percentage of original purchase price or
    redemption proceeds, whichever is lower).......            None(c)             None(c)             None(c)
  Maximum Sales Charge (Load) Imposed on Dividend
    Reinvestments..................................            None                None                None
  Redemption Fee...................................            None                None                None
  Exchange Fee.....................................            None                None                None
Annual Fund Operating Expenses (expenses that are
  deducted from Fund assets)(d):
  Investment Advisory Fees(e)......................           0.40%                0.40%               0.40%
  Distribution and/or Service (12b-1) Fees(f)......           0.25%                0.25%               0.25%
  Other Expenses (including administration and
    transfer agency fees)(g).......................           0.16%                2.18%               0.16%
                                                           -----------------    -----------------   -------------
  Total Annual Fund Operating Expenses.............           0.81%                2.83%               0.81%
  Contractual Fee Waiver and/or Expenses
    Reimbursement .................................            N/A                 1.18%(h)             N/A
                                                           -----------------    -----------------   -------------
  Net Total Annual Fund Operating Expenses.........           0.81%                1.65%(i)            0.81%
                                                           =================    =================   =============

__________________________

+ Class A shares of ML Basic Value and Class I shares of Mercury Basic Value are subject to the same distribution fees, account maintenance fees and sales charges, including any CDSCs.
++ Class D shares of ML Basic Value and Class A shares of Mercury Basic Value are subject to the same distribution fees, account maintenance fees and sales charges, including any CDSCs.
*   Assumes the Reorganization had taken place on June 30, 2002.
(a) In addition, Merrill Lynch, Pierce, Fenner & Smith Incorporated may charge clients a processing fee (currently $5.35) when a client buys or sells shares.
(b) Some investors may qualify for reductions in the sales charge (load).
(c) Shareholders may pay a deferred sales charge upon purchases of $1 million or more that are redeemed within one year.
(d) The fees and expenses of ML Basic Value and Mercury Basic Value include the expenses of each Fund and each Fund's share of the expenses of Basic Value Trust.
(e) FAM provides investment advisory services to Basic Value Trust at the annual rate of 0.60% of the average daily net assets of the Trust for the first $100 million; 0.50% of the average daily net assets from $100 million to $200 million; and 0.40% of the average daily net assets above $200 million. For the fiscal year ended June 30, 2002, the fee payable to FAM from the Trust was equal to 0.40% of the Trust's average daily net assets.
(f) The Funds call the "Service Fee" an "Account Maintenance Fee." For shareholders who hold Class B or Class C shares over time, it may cost such shareholders more in distribution (12b-1) fees than the maximum sales charge that shareholders would have paid if such shareholders held one of the other classes of shares.
(g) Financial Data Services, Inc., an affiliate of FAM, provides transfer agency services to each Fund. Each Fund pays a fee for these services. FAM or its affiliates also provide certain accounting services to each Fund and Basic Value Trust and each Fund and Basic Value Trust reimburse FAM or its affiliates for such services. Each Fund has entered into an Administration Agreement with FAM. FAM provides administration services to Mercury Basic Value at the annual rate of 0.25% of Mercury Basic Value's average daily net assets. Under the terms of the Administration Agreement for ML Basic Value, the Administrator may receive for its services monthly compensation at the annual rate of 0.25% of the average daily net assets of ML Basic Value, but only if, among other things, the Administration Agreement is first amended by the Fund's Board to permit such compensation. To date, the Board of ML Basic Value has not so amended the Administration Agreement.

(h) FAM has entered into a contractual arrangement with Mercury Basic Value pursuant to which the expenses incurred by each share class of Mercury Basic Value will not exceed 1.40% of its average daily net assets. This does not include distribution and/or service (12b-1) fees. This contractual fee waiver/expense reimbursement agreement will be terminated after June 30, 2003.
(i) The Net Total Annual Fund Operating Expenses reflect expenses actually incurred by Mercury Basic Value restated to reflect the expense reimbursement agreement currently in effect between Mercury Basic Value and FAM.
(j) For ML Basic Value, Class B shares automatically convert to Class D shares approximately eight years after initial purchase. For Mercury Basic Value, Class B shares automatically convert to Class A shares approximately eight years after initial purchase. After such conversion, such shares will no longer be subject to distribution fees.

EXAMPLES:
        These examples assume that you invest $10,000 in the relevant Fund for the time periods indicated, that your investment has a 5% return each year, that you pay the sales charges, if any, that apply to the particular class and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


EXPENSES IF THE INVESTOR REDEEMS SHARES*:

                                          1 Year        3 Years       5 Years      10 Years
----------------------------------------- ------------- ------------- ------------ -------------
Class A/Class I
----------------------------------------- ------------- ------------- ------------ -------------
     ML Basic Value...................    $579          $695          $821         $1,190
     Mercury Basic Value..............    $660          $1,193+       $1,750+      $3,264+
     Combined Fund **.................    $579          $695          $821         $1,190
----------------------------------------- ------------- ------------- ------------ -------------
Class B++
----------------------------------------- ------------- ------------- ------------ -------------
     ML Basic Value...................    $561          $799          $1,060       $1,677
     Mercury Basic Value..............    $643          $1,300+       $1,978+      $3,651+
     Combined Fund **.................    $561          $799          $1,060       $1,677
----------------------------------------- ------------- ------------- ------------ -------------
Class C
----------------------------------------- ------------- ------------- ------------ -------------
     ML Basic Value...................    $262          $502          $866         $1,889
     Mercury Basic Value..............    $343          $992+         $1,762+      $3,784+
     Combined Fund **.................    $262          $502          $866         $1,889
----------------------------------------- ------------- ------------- ------------ -------------
Class D/Class A
----------------------------------------- ------------- ------------- ------------ -------------
     ML Basic Value...................    $603          $770          $951         $1,474
     Mercury Basic Value..............    $684          $1,250+       $1,841+      $3,435+
     Combined Fund **.................    $603          $770          $951         $1,474

EXPENSES IF THE INVESTOR DOES NOT REDEEM SHARES*:
                         --------

                                          1 Year        3 Years       5 Years      10 Years
----------------------------------------- ------------- ------------- ------------ -------------
 Class A/Class I
----------------------------------------- ------------- ------------- ------------ -------------
     ML Basic Value...................    $579          $695          $821         $1,190
     Mercury Basic Value........          $660          $1,193        $1,750       $3,264
     Combined Fund **..........           $579          $695          $821         $1,190
----------------------------------------- ------------- ------------- ------------ -------------
Class B++
----------------------------------------- ------------- ------------- ------------ -------------
     ML Basic Value.............          $161          $499          $860         $1,677
     Mercury Basic Value........          $243          $1,000+       $1,778+      $3,651+
     Combined Fund **...........          $161          $499          $860         $1,677
----------------------------------------- ------------- ------------- ------------ -------------
Class C
----------------------------------------- ------------- ------------- ------------ -------------
     ML Basic Value.............          $162          $502          $866         $1,889
     Mercury Basic Value........          $243          $992+         $1,762+      $3,784+
     Combined Fund **...........          $162          $502          $866         $1,889
----------------------------------------- ------------- ------------- ------------ -------------
 Class D/Class A
----------------------------------------- ------------- ------------- ------------ -------------
     ML Basic Value.............          $603          $770          $951         $1,474
     Mercury Basic Value........          $684          $1,250+       $1,841+      $3,435+
      Combined Fund **..........          $603          $770          $951         $1,474


_____________________
* Includes the expenses of ML Basic Value and Basic Value Trust, Mercury Basic Value and Basic Value Trust, and the Combined Fund and Basic Value Trust, as applicable.
**  Assumes the Reorganization had taken place on June 30, 2002.
+ These expenses do not reflect the continuation beyond the current year of the contractual arrangement between FAM and Mercury Basic Value that limits expenses incurred by each share class of Mercury Basic Value to 1.40% of its average daily net assets, exclusive of distribution and/or service (12b-1) fees. This contractual fee waiver/expense reimbursement agreement will be terminated after June
    30, 2003.
++ For ML Basic Value and the Combined Fund, assumes conversion of Class B shares to Class D shares approximately eight years after purchase. For Mercury Basic Value, assumes conversion of Class B shares to Class A shares approximately eight years after purchase. See note (j) to the Pro Forma Fee Tables above.

        The foregoing Fee Tables and Examples are intended to assist investors in understanding the costs and expenses that a Fund shareholder bears directly or indirectly as compared to the costs and expenses that would be borne by such investors taking into account the Reorganization. The Examples set forth above assume reinvestment of all dividends and utilize a 5% annual rate of return as mandated by Commission regulations. The Examples should not be considered a representation of past or future expenses or annual rates of return, and actual expenses or annual rates of return may be more or less than those assumed for purposes of the Examples. See "Summary," "The Reorganization--Potential Benefits to Shareholders as a Result of the Reorganization" and "Comparison of the Funds--Management," "--Purchase of Shares" and "--Redemption of Shares."

Mercury Basic Value                     Mercury Basic Value is a "feeder" fund that seeks to
                                        achieve its investment objectives by investing all of
                                        its assets in Basic Value Trust.  Mercury Basic Value
                                        was incorporated under the laws of the State of
                                        Maryland on May 1, 2000.  Mercury Basic Value is a
                                        diversified, open-end investment company.

                                        As of November 30, 2002, Mercury Basic Value had
                                        aggregate net assets of approximately $11.7 million.

ML Basic Value                          ML Basic Value was incorporated under the laws of the
                                        State of Maryland on March 22, 1977.  On October 13,
                                        2000, ML Basic Value converted from a stand-alone
                                        investment company to a "feeder" fund that seeks to
                                        achieve its investment objectives by investing all of
                                        its assets in Basic Value Trust.  ML Basic Value is a
                                        diversified, open-end investment company.

                                        As of November 30, 2002, ML Basic Value had aggregate
                                        net assets of approximately $7.6 billion.

Basic Value Trust                       Basic Value Trust was organized as a statutory trust
                                        under the laws of the State of Delaware on May 2,
                                        2000.  Basic Value Trust is a diversified, open-end
                                        investment company.  As of November 30, 2002, Basic
                                        Value Trust had aggregate net assets of approximately
                                        $7.6 billion (the amount of the net assets of Mercury
                                        Basic Value plus the amount of the net assets of ML
                                        Basic Value).

Master/Feeder Structure                 Mercury Basic Value and ML Basic Value are feeder funds
                                        that invest all of their respective assets in Basic
                                        Value Trust.  All portfolio investments are made at the
                                        Basic Value Trust level.  This structure is sometimes
                                        called a "master/feeder" structure.  Each Fund's
                                        investment results will correspond directly to the
                                        investment results of Basic Value Trust.



                                      10

Comparison of the Funds                 Investment Objectives and Policies.  Mercury Basic
                                        Value, ML Basic Value and Basic Value Trust have
                                        identical investment objectives and policies.  The
                                        investment objective of each of Mercury Basic Value, ML
                                        Basic Value and Basic Value Trust is to seek capital
                                        appreciation.  As a secondary objective, each of
                                        Mercury Basic Value, ML Basic Value and Basic Value
                                        Trust seek income by investing in securities, primarily
                                        equity securities, that management of each Fund
                                        believes are undervalued and therefore represent basic
                                        investment value.  For a discussion of the investment
                                        objectives and policies of ML Basic Value, see
                                        "How the Fund Invests" in the ML Basic Value Prospectus.

                                        Investment Advisory Arrangements and Fees. FAM serves as
                                        the investment adviser of Basic Value Trust. Kevin Rendino and Robert J. Martorelli have served as the co-portfolio
                                        managers for Basic Value Trust since 2002. After the
                                        Reorganization, the investment advisory arrangements for
                                        Basic Value Trust will remain the same. FAM will continue
                                        to provide investment advisory services to Basic Value Trust at the annual rate of 0.60% of the average daily net assets of the Trust for the first $100 million; 0.50% of the average daily net assets from $100 million to $200 million; and 0.40%
                                        of the average daily net assets above $200 million.

                                        Administration Services and Fees. Each Fund has entered into an
                                        Administration Agreement with FAM. FAM provides administration services to Mercury Basic Value at the annual rate of 0.25% of
                                        Mercury Basic Value's average daily net assets. Under the terms of the Administration Agreement for ML Basic Value, the Administrator
                                        may receive for its services monthly compensation at the annual rate of 0.25% of the average daily net assets for ML Basic Value, but only if, among other things, the Administration Agreement is first amended by the Fund's Board to permit such compensation. To date, the Board of ML Basic Value has not so amended the
                                        Administration Agreement.

                                        Contractual Fee Waiver and Expense Reimbursement for Mercury
                                        Basic Value. FAM has entered into a contractual arrangement with Mercury Basic Value pursuant to which the expenses
                                        incurred by each share class of Mercury Basic Value will not exceed 1.40% of its average daily net assets. This
                                        arrangement does not include distribution and/or service
                                        (12b-1) fees. This contractual fee waiver/expense reimbursement agreement will be terminated after June 30, 2003.

                                        Portfolio Composition. Each Fund invests all of its assets in shares of Basic Value Trust. As a result, the portfolio
                                        composition for each Fund is identical.

                                        Class Structure. ML Basic Value offers five classes of
                                        shares. ML Basic Value issues Class A, Class B, Class C,
                                        Class D and Class R shares under the Merrill Lynch Select
                                        PricingSM System. Mercury Basic Value offers four classes of shares. Mercury Basic Value issues Class I, Class B, Class C and Class A shares. The Class I, Class B, Class C and Class A shares issued by Mercury Basic Value are identical in all
                                        respects to the Class A, Class B, Class C and Class D shares, respectively, issued by ML Basic Value. ML Basic Value will not issue any Class R shares in connection with the
                                        Reorganization.



                                                 11

                                        Total Operating Expense Ratio. The table below shows the
                                        operating expense ratio for Mercury Basic Value (before and after the contractual fee waiver/expense reimbursement
                                        agreement with FAM) and ML Basic Value as of June 30, 2002, and, assuming the Reorganization had taken place on
                                        June 30, 2002, the estimated pro forma annualized expense
                                        ratio of the Combined Fund.


                                                                                   Net Total
                                                                                    Operating
                                                                Total Operating   Expense Ratio
                                                                 Expense Ratio        (after
                                                                  (before the      contractual
                                                                contractual fee        fee
                                                                waiver/expense    waiver/expense
                                                                 reimbursement    reimbursement
                                                                  agreement)        agreement)
                                                Fund             (unaudited)*     (unaudited)**
                                        ---------------------------------------------------------
                                        Class A/Class I
                                        ---------------------------------------------------------
                                           ML Basic Value            0.56%              N/A
                                           Mercury Basic             2.65%             1.40%
                                               Value
                                           Combined Fund             0.56%              N/A
                                        ---------------------------------------------------------
                                        Class B
                                        ---------------------------------------------------------
                                           ML Basic Value            1.58%              N/A
                                           Mercury Basic             3.64%             2.40%
                                               Value
                                           Combined Fund             1.58%              N/A
                                        ---------------------------------------------------------
                                        Class C
                                        ---------------------------------------------------------
                                           ML Basic Value            1.59%              N/A
                                           Mercury Basic             3.60%             2.40%
                                               Value
                                           Combined Fund             1.59%              N/A
                                        ---------------------------------------------------------
                                        Class D/Class A
                                        ---------------------------------------------------------
                                           ML Basic Value            0.81%              N/A
                                           Mercury Basic             2.83%             1.65%
                                               Value
                                           Combined Fund             0.81%              N/A

                                        ______________
                                        *   Reflects expenses actually incurred by Mercury Basic Value and does not reflect the expense reimbursement agreement
                                            currently in effect between FAM and Mercury Basic Value.
                                        **  Reflects expenses actually incurred by Mercury Basic Value restated to reflect the expense reimbursement agreement
                                            currently in effect between FAM and Mercury Basic Value.
                                            This contractual fee waiver/expense reimbursement agreement will be terminated after June 30, 2003.

                                        See "Fee Tables" above.

                                        Purchase of Shares. Shares of ML Basic Value are offered
                                        continuously for sale to the public in substantially the same manner as shares of Mercury Basic Value. See "Comparison of the Funds--Purchase of Shares."

                                        Exchange Privileges. Shareholders of each class of shares of
                                        ML Basic Value have an exchange privilege with certain other funds utilizing the Merrill Lynch Select Pricing(SM) System.
                                        This exchange privilege applies to over 55 Merrill Lynch mutual funds. Shareholders of each class of shares of Mercury Basic
                                        Value have an exchange privilege with certain other Mercury mutual funds. This exchange privilege applies to approximately
                                        10 Mercury mutual funds.

                                        Redemption of Shares. The redemption procedures for shares of
                                        ML Basic Value are the same as the redemption procedures for shares of Mercury Basic Value. For purposes of computing any contingent deferred sales charges ("CDSCs") that may be
                                        payable upon disposition of shares of ML Basic Value acquired by shareholders of Mercury Basic Value in the Reorganization, the holding period of Mercury Basic Value shares outstanding on the Closing Date will be "tacked" onto the holding period of the shares of ML Basic Value acquired in the
                                        Reorganization. See "Comparison of the Funds--Redemption of
                                        Shares."

                                        Dividends. The policies of Mercury Basic Value with respect to the payment of dividends are the same as those of ML Basic
                                        Value. See "Comparison of the Funds--Dividends."

                                        Net Asset Value. Both Mercury Basic Value and ML Basic Value
                                        determine net asset value of each class of shares once daily as of the close of business on the New York Stock Exchange
                                        (the "NYSE") on each day the NYSE is open for trading based on prices at the time of closing. The NYSE generally closes at 4:00 p.m., Eastern time. Both Funds compute net asset
                                        value per share in the same manner. See "Comparison of the
                                        Funds--Additional Information--Net Asset Value."



                                                 12

                                        Voting Rights. The corresponding voting rights of the holders of shares of each Fund are substantially similar. See
                                        "Comparison of the Funds--Additional Information--Capital
                                        Stock."

                                        Other Significant Considerations. Shareholder services
                                        available to Mercury Basic Value shareholders, such as
                                        providing the annual and semi-annual reports, are the same as those available to ML Basic Value shareholders. See
                                        "Comparison of the Funds--Additional Information--Shareholder
                                        Services." An automatic dividend reinvestment plan is
                                        available to shareholders of each Fund. These plans are
                                        identical. See "Comparison of the Funds--Automatic Dividend
                                        Reinvestment Plan" and "--Additional Information--Shareholder
                                        Services."

Tax Considerations                      The Funds will receive an opinion of counsel with respect to the Reorganization, to the effect that, among other things, no Fund will recognize gain or loss, and Mercury Basic Value shareholders will not recognize gain or loss upon the receipt of ML Basic Value shares in the Reorganization. Consummation of the Reorganization is subject to the receipt of this
                                        opinion. The Reorganization will not affect the status of ML
                                        Basic Value as a regulated investment company.

                                        It is intended that Mercury Basic Value shareholders will not be subject to Federal income tax on the receipt of ML Basic
                                        Value shares pursuant to the Reorganization. Under normal
                                        circumstances, a redemption or exchange of shares will
                                        generally result in a gain or loss depending on the
                                        shareholder's basis in the shares redeemed or exchanged.
                                        Mercury Basic Value shareholders should consult their tax
                                        advisers concerning the consequences of redeeming or
                                        exchanging their Fund shares for shares of another Mercury
                                        Fund prior to the Reorganization as compared with exchanging their Fund shares for ML Basic Value shares in the
                                        Reorganization.

                                        See "The Reorganization--Tax Consequences of the
                                        Reorganization."

                    RISK FACTORS AND SPECIAL CONSIDERATIONS

        The investment risks associated with an investment in Mercury Basic Value are identical to the investment risks associated with an investment in ML Basic Value. These risk factors are described in the ML Basic Value Prospectus under the caption "Details about the Fund--Investment Risks." The ML Basic Value Prospectus accompanies this Proxy Statement and Prospectus. It is expected that the Reorganization itself will not adversely affect the rights of shareholders of either Fund or create additional risks.

                            COMPARISON OF THE FUNDS

Financial Highlights

        ML Basic Value. The Financial Highlights tables are intended to help you understand ML Basic Value's financial performance for the periods shown. Certain information reflects financial results for a single ML Basic Value share. The total returns in the table represent the rate an investor would have earned or lost on an investment in shares of ML Basic Value (assuming reinvestment of all dividends). The information has been audited by Deloitte & Touche LLP, whose report, along with ML Basic Value's financial statements, are included in the ML Basic Value Annual Report. The ML Basic Value Annual Report, accompanies this Proxy Statement and Prospectus.

        The following per share data and ratios have been derived from information provided in the financial statements.


                                                           Class A
                                  ---------------------------------------------------------
                                                 For the Year Ended June 30,
                                  ---------------------------------------------------------
    Increase (Decrease) in Net
    Asset Value:                     2002       2001+++     2000        1999       1998
    ---------------------------------------------------------------------------------------

    Per Share Operating Performance:
    ---------------------------------------------------------------------------------------
    Net asset value, beginning
    of year                        $   33.77  $   37.12   $   43.70  $   41.55   $   36.50
    ---------------------------------------------------------------------------------------
    Investment income - net+             .35        .55         .66        .76         .83
    ---------------------------------------------------------------------------------------
    Realized and unrealized gain
    (loss) on investments and
    from Basic Value Trust - net       (3.53)      2.51       (3.14)      4.61        7.23
    ---------------------------------------------------------------------------------------
    Total from investment
    operations                         (3.18)      3.06       (2.48)      5.37        8.06
    ---------------------------------------------------------------------------------------
    Less dividends and
    distributions:
    Investment income - net             (.40)      (.65)       (.72)      (.81)       (.78)
    Realized gain on investments
    and from Basic Value Trust -
    net                                (3.05)     (5.76)      (3.38)     (2.41)      (2.23)
    ---------------------------------------------------------------------------------------
    Total dividends and                (3.45)     (6.41)      (4.10)     (3.22)      (3.01)
    distributions
    ---------------------------------------------------------------------------------------
    Net asset value, end of year   $   27.14  $   33.77   $   37.12  $   43.70   $   41.55
    ---------------------------------------------------------------------------------------
    Total Investment Return*:
    ---------------------------------------------------------------------------------------
    Based on net asset value per
    share                             (10.38%)     9.11%      (5.98%)    14.54%      23.23%
    ---------------------------------------------------------------------------------------
    Ratios to Average Net Assets:
    ---------------------------------------------------------------------------------------
    Expenses++                           .56%       .56%        .56%       .55%        .54%
    ---------------------------------------------------------------------------------------
    Investment income - net             1.19%      1.60%       1.68%      1.95%       2.14%
    ---------------------------------------------------------------------------------------
    Supplemental Data:
    ---------------------------------------------------------------------------------------
    Net assets, end of year (in
    thousands)                    $3,909,901 $4,302,609  $4,426,635 $5,521,623  $5,888,853
    ---------------------------------------------------------------------------------------
    Portfolio turnover                 38.15%##    37.53%#     27.80%    15.52%      17.79%
    ---------------------------------------------------------------------------------------

                                                                   Class B
                                   -------------------------------------------------------------------
                                                          For the Year Ended June 30,
                                   -------------------------------------------------------------------
    Increase (Decrease) in Net
    Asset Value:                      2002          2001+++     2000               1999       1998
    --------------------------------------------------------------------------------------------------
    Per Share Operating
    Performance:
    --------------------------------------------------------------------------------------------------
    Net asset value, beginning
    of year                         $   32.98     $   36.33   $   42.84        $   40.78   $   35.89
    ------------------------------ --------------- --------------------------- ----------- ----------
    Investment income - net+              .05           .20         .26              .36         .43
    ------------------------------ --------------- --------------------------- ----------- ----------
    Realized and unrealized gain
    (loss) on investments and
    from Basic Value Trust - net        (3.46)         2.46       (3.08)            4.53        7.11
    ------------------------------ --------------- --------------------------- ----------- ----------
    Total from investment
    operations                          (3.41)         2.66       (2.82)            4.89        7.54
    ------------------------------ --------------- --------------------------- ----------- ----------
    Less dividends and
    distributions:
    Investment income - net              (.08)         (.25)       (.31)            (.42)       (.42)
    Realized gain on investments
    and from Basic Value Trust -
    net                                 (3.05)        (5.76)      (3.38)           (2.41)      (2.23)
    ------------------------------ ---------------  -------------------------- ----------- ----------
    Total dividends and                 (3.13)        (6.01)      (3.69)           (2.83)      (2.65)
    distributions
    ------------------------------ ---------------  -------------------------- ----------- ----------
    Net asset value, end of year    $   26.44     $   32.98   $   36.33        $   42.84   $   40.78
    ------------------------------ ---------------  -------------------------- ----------- ----------
    Total Investment Return*:
    ------------------------------ ---------------  -------------------------- ----------- ----------
    Based on net asset value per
    share                              (11.33%)         8.02%      (6.94%)         13.40%      21.97%
    ------------------------------ ---------------  -------------------------- ----------- ----------
    Ratios to Average Net Assets:
    ------------------------------ ----------------------------------------    ----------- ----------
    Expenses++                           1.58%          1.59%       1.57%           1.57%       1.56%
    ------------------------------ ----------------------------------------    ----------- ----------
    Investment income - net               .17%           .58%        .67%            .93%       1.13%
    ------------------------------ ----------------------------------------    ----------- ----------
    Supplemental Data:
    ------------------------------ ----------------------------------------    ----------- ----------
    Net assets, end of year (in
    thousands)                     $2,099,660     $2,838,319  $3,305,961      $4,846,702  $4,976,004
    ------------------------------ ----------------------------------------    ----------- ----------
    Portfolio turnover                  38.15%##       37.53%#     27.80%          15.52%      17.79%
    ------------------------------ ----------------------------------------    ----------- ----------

------------------
*   Total investment returns exclude the effects of sales charges.
+   Based on average shares outstanding.
++ Includes ML Basic Value's share of Basic Value Trust's allocated expenses. +++ On October 13, 2000, ML Basic Value converted from a stand-alone investment company to a "feeder" fund that seeks to achieve its investment objective by investing all of its assets in Basic Value Trust, a mutual fund that has the same investment objective as ML Basic Value. All investments are made at the Basic Value Trust level. This structure is sometimes called a "master/feeder" structure.
# Portfolio turnover for Basic Value Trust for the period October 13, 2000 (commencement of operations of Basic Value Trust) to June 30, 2001.
##  Portfolio turnover for Basic Value Trust.

                                                             Class C
                                   --------------------------------------------------------------
                                                     For the Year Ended June 30,
                                   --------------------------------------------------------------
    Increase (Decrease) in Net
    Asset Value:                      2002        2001+++      2000        1999        1998
    ------------------------------  ----------  -----------  ----------  -----------  ----------
    Per Share Operating
    Performance:
    ------------------------------  ----------  -----------  ----------  -----------  ----------
    Net asset value, beginning
    of year                         $   32.47   $   35.88    $   42.37   $   40.39    $   35.59
    ------------------------------  ----------  -----------  ----------  -----------  ----------
    Investment income - net+              .05         .18          .25         .35          .43
    ------------------------------  ----------  -----------  ----------  -----------  ----------
    Realized and unrealized gain
    (loss) on investments and
    from Basic Value Trust - net        (3.39)       2.43        (3.04)       4.48         7.04
    ------------------------------  ----------  -----------  ----------  -----------  ----------
    Total from investment
    operations                          (3.34)       2.61        (2.79)       4.83         7.47
    ------------------------------  ----------  -----------  ----------  -----------  ----------
    Less dividends and
    distributions:
    Investment income - net              (.12)       (.26)        (.32)       (.44)        (.44)
    Realized gain on investments
    and from Basic Value Trust -
    net                                 (3.05)      (5.76)       (3.38)      (2.41)       (2.23)
    ------------------------------  ----------  -----------  ----------  -----------  ----------
    Total dividends and                 (3.17)      (6.02)       (3.70)      (2.85)       (2.67)
    distributions
    ------------------------------  ----------  -----------  ----------  -----------  ----------
    Net asset value, end of year    $   25.96   $   32.47    $   35.88   $   42.37    $   40.39
    ------------------------------  ----------  -----------  ----------  -----------  ----------
    Total Investment Return*:
    ------------------------------  ----------  -----------  ----------  -----------  ----------
    Based on net asset value per
    share                              (11.30%)      8.00%       (6.95%)     13.36%       21.98%
    ------------------------------  ----------  -----------  ----------  -----------  ----------
    Ratios to Average Net Assets:
    ------------------------------  ----------  -----------  ----------  -----------  ----------
    Expenses++                           1.59%       1.59%        1.58%       1.58%        1.57%
    ------------------------------  ----------  -----------  ----------  -----------  ----------
    Investment income - net               .16%        .56%         .66%        .92%        1.12%
    ------------------------------  ----------  -----------  ----------  -----------  ----------
    Supplemental Data:
    ------------------------------  ----------  -----------  ----------  -----------  ----------
    Net assets, end of year (in
    thousands)                       $541,921     $435,973     $413,240    $535,132     $538,104
    ------------------------------  ----------  -----------  ----------  -----------  ----------
    Portfolio turnover                 38.15%##    37.53%#      27.80%       15.52%       17.79%
    ------------------------------  ----------  -----------  ----------  -----------  ----------


                                                               Class D
                                    ----------------------------------------------------------------
                                                      For the Year Ended June 30,
                                    ----------------------------------------------------------------
    Increase (Decrease) in Net
    Asset Value:                        2002          2001+++      2000         1999        1998
    ------------------------------   ----------    -----------  ----------  -----------  ----------
    Per Share Operating
    Performance:
    ------------------------------   ----------    -----------  ----------  -----------  ----------
    Net asset value, beginning
    of year                          $   33.63     $   36.99    $   43.55   $   41.42    $   36.42
    ------------------------------   ----------    -----------  ----------  -----------  ----------
    Investment income - net+               .27           .46          .56         .65          .74
    ------------------------------   ----------    -----------  ----------  -----------  ----------
    Realized and unrealized gain
    (loss) on investments and
    from Basic Value Trust - net         (3.52)         2.50        (3.12)       4.61         7.19
    ------------------------------   ----------    -----------  ----------  -----------  ----------
    Total from investment
    operations                           (3.25)         2.96        (2.56)       5.26         7.93
    ------------------------------   ----------    -----------  ----------  -----------  ----------
    Less dividends and
    distributions:
    Investment income - net               (.32)         (.56)        (.62)       (.72)        (.70)
    Realized gain on investments
    and from Basic Value Trust -
    net                                  (3.05)        (5.76)       (3.38)      (2.41)       (2.23)
    ------------------------------   ----------    -----------  ----------  -----------  ----------
    Total dividends and                  (3.37)        (6.32)       (4.00)      (3.13)       (2.93)
    distributions
    ------------------------------   ----------    -----------  ----------  -----------  ----------
    Net asset value, end of year     $   27.01     $   33.63    $   36.99   $   43.55    $   41.42
    ------------------------------   ----------    -----------  ----------  -----------  ----------
    Total Investment Return*:
    ------------------------------   ----------    -----------  ----------  -----------  ----------
    Based on net asset value per
    share                               (10.62%)        8.82%       (6.19%)     14.25%       22.89%
    ------------------------------   ----------    -----------  ----------  -----------  ----------
    Ratios to Average Net Assets:
    ------------------------------   ----------    -----------  ----------  -----------  ----------
    Expenses++                             .81%          .81%         .80%        .80%         .79%
    ------------------------------   ----------    -----------  ----------  -----------  ----------
    Investment income - net                .94%         1.34%        1.43%       1.69%        1.89%
    ------------------------------   ----------    -----------  ----------  -----------  ----------
    Supplemental Data:
    ------------------------------   ----------    -----------  ----------  -----------  ----------
    Net assets, end of year (in
    thousands)                       $1,737,025    $1,823,948   $1,764,541  $1,980,153   $1,734,702
    ------------------------------   ----------    -----------  ----------  -----------  ----------
    Portfolio turnover                    38.15%##      37.53%#      27.80%      15.52%       17.79%
    ------------------------------   ----------    -----------  ----------  -----------  ----------

-----------------
*   Total investment returns exclude the effects of sales charges.
+   Based on average shares outstanding.
++ Includes the ML Basic Value's share of Basic Value Trust's allocated expenses.
+++ On October 13, 2000, the ML Basic Value converted from a stand-alone investment company to a "feeder" fund that seeks to achieve its investment objective by investing all of its assets in Basic Value Trust, a mutual fund that has the same investment objective as ML Basic Value. All investments are made at the Basic Value Trust level. This structure is sometimes called a "master/feeder" structure.
# Portfolio turnover for Basic Value Trust for the period October 13, 2000 (commencement of operations of Basic Value Trust) to June 30, 2001.
##  Portfolio turnover for Basic Value Trust.

        Mercury Basic Value. The Financial Highlights tables are intended to help you understand Mercury Basic Value's financial performance for the periods shown. Certain information reflects financial results for a single Mercury Basic Value share. The total returns in the table represent the rate an investor would have earned or lost on an investment in shares of Mercury Basic Value (assuming reinvestment of all dividends). The information has been audited by Deloitte & Touche LLP, whose report, along with Mercury Basic Value's financial statements, are included in the Mercury Basic Value Annual Report. The Mercury Basic Value Annual Report is available upon request.

        The following per share data and ratios have been derived from information provided in the financial statements:

                                                          Class I                  Class A                 Class B
                                                  ------------------------  ------------------------ ----------------------
                                                                For the                  For the                  For the
                                                                 Period     For the      Period      For the      Period
                                                    For the    October 16,    Year     October 16,    Year       October 16,
                                                  Year Ended    2000+ to     Ended      2000+ to     Ended        2000+ to
                                                   June 30,     June 30,    June 30,     June 30,    June 30,     June 30,
                                                     2002         2001        2002        2001         2002        2001
Increase (Decrease) in Net Asset Value:
------------------------------------------------- ------------ ----------- ----------- ------------ ----------- -----------
Per Share Operating Performance:
------------------------------------------------- ------------ ----------- ----------- ------------ ----------- -----------
Net asset value, beginning of period              $  10.39     $  10.00    $  10.37    $  10.00     $  10.33    $  10.00
------------------------------------------------- ------------ ----------- ----------- ------------ ----------- -----------
Investment income (loss) - net                         .04***       .04         .01***      .01         (.02)***      --++
------------------------------------------------- ------------ ----------- ----------- ------------ ----------- -----------
Realized and unrealized gain (loss) on
investments from Basic Value Trust - net             (1.00)         .35        (.99)        .36        (1.01)        .33
------------------------------------------------- ------------ ----------- ----------- ------------ ----------- -----------
Total from investment operations                      (.96)         .39        (.98)        .37        (1.03)        .33
------------------------------------------------- ------------ ----------- ----------- ------------ ----------- -----------
Less dividends and distributions:
------------------------------------------------
        Investment income - net                       (.02)          --         (.02)        --      (.01)
        Realized gain on investments from Basic         --++         --           --++       --           --++        --
Value   Trust - net                                                                                                   --
------------------------------------------------- ------------ ----------- ----------- ------------ ----------- -----------
Total dividends and distributions                     (.02)          --        (.02)         --         (.01)         --
------------------------------------------------- ------------ ----------- ----------- ------------ ----------- -----------
Net asset value, end of period                    $   9.41     $  10.39    $   9.37    $  10.37     $   9.29    $  10.33
------------------------------------------------- ------------ ----------- ----------- ------------ ----------- -----------
Total Investment Return:**
------------------------------------------------- ------------ ----------- ----------- ------------ ----------- -----------
Based on net asset value per share                   (9.22%)       3.90%#     (9.48%)      3.70%#      (9.97%)      3.30%#
------------------------------------------------- ------------ ----------- ----------- ------------ ----------- -----------
Ratios to Average Net Asses:
------------------------------------------------- ------------ ----------- ----------- ------------ ----------- -----------
Expenses, net of reimbursement+++                     1.40%        1.19%*      1.65%       1.36%*       2.40%       1.97%*
------------------------------------------------- ------------ ----------- ----------- ------------ ----------- -----------
Expenses+++                                           2.65%       26.47%*      2.83%      23.91%*       3.64%      22.03%*
------------------------------------------------- ------------ ----------- ----------- ------------ ----------- -----------
Investment income (loss) - net                         .37%         .79%*       .13%        .51%*       (.24%)      (.18%)*
------------------------------------------------- ------------ ----------- ----------- ------------ ----------- -----------
Supplemental Data:
------------------------------------------------- ------------ ----------- ----------- ------------ ----------- -----------
Net assets, end of period (in thousands)          $    189     $     42    $  2,422    $    323     $  7,969    $  2,290
------------------------------------------------- ------------ ----------- ----------- ------------ ----------- -----------
Portfolio turnover from Basic Value Trust            38.15%       37.53%##    38.15%      37.53%##     38.15%      37.53%##
------------------------------------------------- ------------ ----------- ----------- ------------ ----------- -----------


                                                          Class C
                                                  -------------------------
                                                                  For the
                                                      For the     Period
                                                       Year     October 16,
                                                       Ended     2000+ to
                                                      June 30,   June 30,
                                                       2002        2001
Increase (Decrease) in Net Asset Value:
------------------------------------------------- ------------ -----------
Per Share Operating Performance:
------------------------------------------------- ------------ -----------
Net asset value, beginning of period              $  10.33     $  10.00
------------------------------------------------- ------------ -----------
Investment income (loss) - net                        (.01)***      --++
------------------------------------------------- ------------ -----------
Realized and unrealized gain (loss) on
investments from Basic Value Trust - net             (1.01)        .33
------------------------------------------------- ------------ -----------
Total from investment operations                     (1.02)        .33
------------------------------------------------- ------------ -----------
Less dividends and distributions:
------------------------------------------------
        Investment income - net                       (.01)
        Realized gain on investments from Basic         --++       --
Value   Trust - net                                                --
------------------------------------------------- ------------ -----------
Total dividends and distributions                     (.01)        --
------------------------------------------------- ------------ -----------
Net asset value, end of period                    $   9.30    $  10.33
Total Investment Return:**
------------------------------------------------- ------------ -----------
Based on net asset value per share                  (9.89%)      3.30%#
------------------------------------------------- ------------ -----------
Ratios to Average Net Asses:
------------------------------------------------- ----------- -----------
Expenses, net of reimbursement+++                    2.40%       1.81%*
------------------------------------------------- ----------- -----------
Expenses+++                                          3.60%      21.97%*
------------------------------------------------- ----------- -----------
Investment income (loss) - net                       (.06%)      (.02%)*
------------------------------------------------- ----------- -----------
Supplemental Data:
------------------------------------------------- ----------- -----------
Net assets, end of period (in thousands)          $  3,503    $    838
------------------------------------------------- ----------- -----------
Portfolio turnover from Basic Value Trust            38.15%      37.53%##
------------------------------------------------- ----------- -----------

*   Annualized.
** Total investment returns exclude the effects of sales charges. *** Based on average shares outstanding.
+   Commencement of operations.
++  Amount is less than $.01 per share.

+++ Includes the Mercury Basic Value's share of Basic Value Trust's allocated expenses.
#   Aggregate total investment return.
##  Basic Value Trust commenced operations on October 13, 2000.

Investment Objectives

        Mercury Basic Value, ML Basic Value and Basic Value Trust have identical investment objectives. No assurance can be given that the Combined Fund will achieve its investment objectives after the Reorganization.

Investment Policies

        Mercury Basic Value and ML Basic Value have identical investment policies. For more information, please see the ML Basic Value Prospectus and the ML Basic Value Statement.

Investment Restrictions

        Mercury Basic Value, ML Basic Value and Basic Value Trust have identical investment restrictions. For more information, please see the ML Basic Value Prospectus and the ML Basic Value Statement.

Investment Management Arrangements, Administration Arrangements and Contractual Fee Waiver/Expense Reimbursement Agreement

         FAM serves as the manager of Basic Value Trust. Pursuant to a management agreement between FAM and Basic Value Trust, FAM provides investment advisory services to Basic Value Trust at the annual rate of 0.60% of the average daily net assets of the Trust for the first $100 million; 0.50% of the average daily net assets from $100 million to $200 million; and 0.40% of the average daily net assets above $200 million. Each Fund has entered into an Administration Agreement with FAM. FAM provides administration services to Mercury Basic Value at the annual rate of 0.25% of Mercury Basic Value's average daily net assets. Under the terms of the Administration Agreement for ML Basic Value, the Administrator may receive for its services monthly compensation at the annual rate of 0.25% of the average daily net assets for ML Basic Value, but only if, among other things, the Administration Agreement is first amended by the Fund's Board to permit such compensation. To date, the Board of ML Basic Value has not so amended the Administration Agreement. In addition, FAM has entered into a contractual arrangement with Mercury Basic Value pursuant to which expenses incurred by each class of shares of Mercury Basic Value will not exceed 1.40% of its average daily net assets (exclusive of distribution and/or account maintenance fees). This contractual fee waiver/expense reimbursement agreement will be terminated after June 30, 2003. There is no such fee waiver agreement in place with respect to ML Basic Value.

Purchase of Shares

        The class structure and purchase and distribution procedures for shares of Mercury Basic Value are substantially similar for ML Basic Value. ML Basic Value offers five classes of shares, designated Class A, Class B, Class C, Class D and Class R Shares. Mercury Basic Value offers four classes of shares, designated Class I, Class B, Class C and Class A shares. The Class A, Class B, Class C and Class D shares issued by ML Basic Value are identical in all respects to the Class I, Class B, Class C and Class A shares, respectively, issued by Mercury Basic Value. ML Basic Value will not issue any Class R shares in connection with the Reorganization. For a complete discussion of the classes of shares and the purchase and distribution procedures related thereto see "Your Account--Merrill Lynch Select PricingSM System," "--Participation in Fee-Based Programs" and "--How to Buy, Sell, Transfer and Exchange Shares" in the ML Basic Value Prospectus.

Redemption of Shares

        The procedure for redeeming shares of ML Basic Value is the same as the procedure for redeeming shares of Mercury Basic Value. For purposes of computing any CDSC that may be payable upon disposition of shares of ML Basic Value acquired by Mercury Basic Value shareholders in the Reorganization, the holding period of Mercury Basic Value shares outstanding on the Closing Date will be tacked onto the holding period of the shares of ML Basic Value acquired in the Reorganization. See "Your Account--Merrill Lynch Select PricingSM System," "--Participation in Fee-Based Programs" and " --How to Buy, Sell, Transfer and Exchange Shares" in the ML Basic Value Prospectus.

Performance

        General. The following tables provide performance information for each class of shares of ML Basic Value and Mercury Basic Value, including and excluding maximum applicable sales charges, for the periods indicated. Past performance is not indicative of future performance. More performance information is available in the ML Basic Value Prospectus, the Mercury Basic Value Prospectus, the ML Basic Value Annual Report and the Mercury Basic Value Annual Report.

                                             ML Basic Value


-------------------------------------------------------------------------------------------------------
                          Class A Shares      Class B Shares     Class C Shares+     Class D Shares+
-------------------------------------------------------------------------------------------------------
        Period                                   Average Annual Total Return
                                         (including maximum applicable sales charges)
-------------------------------------------------------------------------------------------------------
One Year Ended                -20.54%            -20.22%             -17.83%             -20.74
September 30, 2002
-------------------------------------------------------------------------------------------------------
Five Years Ended
September 30, 2002            -1.90%              -2.08%             -1.86%              -2.14%
-------------------------------------------------------------------------------------------------------
Ten Years Ended
September 30, 2002             9.02%              8.50%                 -                   -
-------------------------------------------------------------------------------------------------------
Inception (October 21,
1994) to September 30,
2002                             -                  -                 7.25%               7.36%
-------------------------------------------------------------------------------------------------------
                                                 Average Annual Total Return
                                                 After Taxes on Distributions
                                         (including maximum applicable sales charges)
-------------------------------------------------------------------------------------------------------
One Year Ended                -21.37%            -20.73%             -18.40%             -21.49%
September 30, 2002
-------------------------------------------------------------------------------------------------------
Five Years Ended
September 30, 2002            -4.44%              -4.29%             -4.10%              -4.59%
-------------------------------------------------------------------------------------------------------
Ten Years Ended
September 30, 2002             6.53%              6.40%                 -                   -
-------------------------------------------------------------------------------------------------------
Inception  (October
21, 1994) to September
30, 2002                         -                  -                 4.99%               4.89%
-------------------------------------------------------------------------------------------------------
                                                 Average Annual Total Return
                                         After Taxes on Distributions and Redemptions
                                         (including maximum applicable sales charges)
-------------------------------------------------------------------------------------------------------
One Year Ended                -12.08%            -11.88%             -10.40%             -12.21%
September 30, 2002
-------------------------------------------------------------------------------------------------------
Five Years Ended
September 30, 2002            -1.55%              -1.49%             -1.32%              -1.69%
-------------------------------------------------------------------------------------------------------
Ten Years Ended
September 30, 2002             7.03%              6.83%                 -                   -
-------------------------------------------------------------------------------------------------------
Inception  (October              -                  -                 5.82%               5.75%
21, 1994) to September
30, 2002
-------------------------------------------------------------------------------------------------------
_____________________

+ Inception date is October 21, 1994.



                                                   21

                                          Mercury Basic Value*


-------------------------------------------------------------------------------------------------------
                          Class I Shares      Class B Shares     Class C Shares      Class A Shares
-------------------------------------------------------------------------------------------------------
        Period                                   Average Annual Total Return
                                         (including maximum applicable sales charges)
-------------------------------------------------------------------------------------------------------
One Year Ended                -21.11%            -20.21%             -17.94%             -21.36%
September 30, 2002
-------------------------------------------------------------------------------------------------------
Inception (October 16,
2000) to September 30,
2002                          -15.58%            -15.53%             -13.87%             -15.83%
-------------------------------------------------------------------------------------------------------
                                                 Average Annual Total Return
                                                 After Taxes on Distributions
                                         (including maximum applicable sales charges)
-------------------------------------------------------------------------------------------------------
One Year Ended                -21.11%            -20.21%             -17.94%             -21.36%
September 30, 2002
-------------------------------------------------------------------------------------------------------
Inception (October 16,
2000) to September 30,
2002                          -15.62%            -15.55%             -13.89%             -15.86%
-------------------------------------------------------------------------------------------------------
                                                 Average Annual Total Return
                                         After Taxes on Distributions and Redemptions
                                         (including maximum applicable sales charges)
-------------------------------------------------------------------------------------------------------
One Year Ended                -12.96%            -12.41%             -11.02%             -13.11%
September 30, 2002
-------------------------------------------------------------------------------------------------------
Inception (October 16,        -12.27%            -12.22%             -10.94%             -12.46%
2000) to September 30,
2002
-------------------------------------------------------------------------------------------------------

_____________________

* The investment performance figures for Mercury Basic Value have been calculated based on actual sales charge and expense levels for the time periods indicated. FAM has waived fees and reimbursed expenses pursuant to the above-referenced contractual fee cap. This contractual fee waiver/expense reimbursement agreement will be terminated after June 30, 2003. Without these fee waivers and expense reimbursements, the investment performance of Mercury Basic Value would have been lower.

Code of Ethics

        The Boards of ML Basic Value, Mercury Basic Value and Basic Value Trust have approved the same Code of Ethics (the "Code of Ethics") pursuant to Rule 17j-1 under the Investment Company Act, which covers the Funds, Basic Value Trust, FAM and FAM Distributors, Inc. The Code of Ethics establishes procedures for personal investing and restricts certain transactions. Employees subject to the Code of Ethics may invest in securities for their personal investment accounts, including securities that may be purchased or held by Basic Value Trust.

Shareholder Rights

        Shareholders of ML Basic Value are entitled to one vote for each full share held in the election of Board Members and any other matter submitted to a shareholder vote. ML Basic Value does not intend to hold annual or special meetings of shareholders in any year in which the Investment Company Act does not require shareholders to act upon any of the following matters: (i) election of Board Members; (ii) approval of an investment advisory agreement;
(iii) approval of a distribution agreement; and (iv) ratification of selection of independent accountants. Also, the by-laws of ML Basic Value require that a special meeting of shareholders be held on the written request of at least 10% of the outstanding shares of ML Basic Value entitled to vote at such meeting, if they comply with applicable Maryland law. Shareholders of ML Basic Value do not have cumulative voting rights with respect to the election of Board Members or otherwise. Shares of ML Basic Value issued to Mercury Basic Value shareholders in the Reorganization, when issued and delivered pursuant to the Agreement and Plan, will be fully paid and non-assessable and will have no preemptive rights. Each issued and outstanding share of ML Basic Value is entitled to participate equally with other shares of ML Basic Value of its class in dividends and distributions declared and in net assets upon liquidation or dissolution after satisfaction of outstanding liabilities. Rights attributable to shares of Mercury Basic Value are substantially similar to those attributable to shares of ML Basic Value.

Dividends

        The policy of Mercury Basic Value with respect to the payment of dividends is identical to the policy of ML Basic Value. It is each Fund's intention to distribute substantially all of its net investment income, if any. Dividends from such net investment income will be paid monthly. In addition, each Fund distributes all net realized capital gains, if any, to shareholders at least annually.

Automatic Dividend Reinvestment Plan

        Each Fund offers its shareholders an Automatic Dividend Reinvestment Plan (each, a "Plan" and together, the "Plans") with identical terms. Pursuant to the Plans, dividends will be automatically reinvested, without sales charge, in additional full and fractional shares of the relevant Fund unless a shareholder has elected to receive such dividends in cash. For further information about the Plans, see "Shareholder Services--Automatic Dividend Reinvestment Plan" in the ML Basic Value Statement.

        After the Reorganization, a shareholder of Mercury Basic Value who has elected to receive dividends in cash will receive dividends of the Combined Fund in cash; all other Mercury Basic Value shareholders will have their dividends automatically reinvested in shares of the Combined Fund. However, if a shareholder owns shares of both Funds, the shareholder's election with respect to the dividends of ML Basic Value will control after the Reorganization unless the shareholder specifically elects a different option at that time.

Automatic Investment Plan

        Each Fund allows stockholders to purchase shares through an Automatic Investment Plan. After completion of the Reorganization, your Automatic Investment Plan instructions with respect to Mercury Basic Value will be discontinued. To establish new instructions for the purchase of shares of ML Basic Value or of any other fund advised by MLIM or FAM ("MLIM/FAM-advised mutual fund") through ML Basic Value's Automatic Investment Plan, you should contact your Merrill Lynch Financial Advisor or contact ML Basic Value's transfer agent, Financial Data Services, Inc. (the "Transfer Agent") at (800) 637-3863. If a shareholder has an Automatic Investment Plan in place with ML Basic Value, that plan will remain in effect after the Reorganization.

Systematic Withdrawal Program

        Each Fund allows shareholders to redeem shares through a Systematic Withdrawal Program. After completion of the Reorganization, your Systematic Withdrawal Plan instructions with respect to Mercury Basic Value will be discontinued. To establish new instructions for systematic withdrawals in connection with ML Basic Value or any other MLIM/FAM-advised mutual fund through ML Basic Value's Systematic Withdrawal Plan, you should contact your Merrill Lynch Financial Advisor or contact the Transfer Agent, at (800) 637-3863. If a shareholder has a Systematic Withdrawal Plan in place with ML Basic Value, that plan will remain in effect after the Reorganization.

Tax Information

        The tax consequences associated with an investment in shares of Mercury Basic Value are identical to the tax consequences associated with an investment in shares of ML Basic Value. See "Dividends and Taxes" in the ML Basic Value Prospectus.

Portfolio Transactions

        Mercury Basic Value and ML Basic Value invest all of their respective assets in shares of Basic Value Trust. As a result, neither Fund engages in portfolio transactions. For a discussion of Basic Value Trust's procedures for engaging in portfolio transactions, see "Portfolio Transactions and Brokerage" in the ML Basic Value Statement.

Portfolio Turnover

        FAM will effect portfolio transactions for Basic Value Trust without regard to holding period, if, in its judgment, such transactions are advisable in light of a change in circumstances of a particular company or within a particular industry or in the general market, economic or financial conditions.

Additional Information

        Net Asset Value. Both ML Basic Value and Mercury Basic Value determine net asset value of each class of their shares once daily as of the close of business on the NYSE on each day during which the NYSE is open for trading based on prices at the time of closing. The NYSE generally closes at 4:00 p.m., Eastern time. Net asset value is computed by dividing the value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares outstanding at such time, rounded to the nearest cent.

         Shareholder Services. ML Basic Value offers a number of shareholder services and investment plans designed to facilitate investment in shares of the Fund. In addition, U.S. shareholders of each class of shares of ML Basic Value have an exchange privilege with certain other funds utilizing the Merrill Lynch Select PricingSM System. This exchange privilege applies to over 55 Merrill Lynch mutual funds. Shareholder services available to shareholders of Mercury Basic Value are generally the same as the shareholder services of ML Basic Value except that its shareholders have an exchange privilege with certain other Mercury mutual funds. This exchange privilege applies to approximately 10 Mercury mutual funds. For a description of these services with respect to ML Basic Value, see "Shareholder Services" in the ML Basic Value Statement.

        Custodian. The Bank of New York ("BONY") acts as custodian of the cash and securities of each Fund and Basic Value Trust. The principal business address of BONY in such capacity is 15 Broad Street, 7th Floor, New York, New York 10286. It is expected that BONY will serve as the custodian of the Combined Fund.

        Accounting Services. Each Fund and Basic Value Trust entered into an agreement with State Street effective January 1, 2001, pursuant to which State Street provides certain accounting services to each Fund and

Basic Value Trust. Each Fund and Basic Value Trust pay a fee for these services. Prior to January 1, 2001, FAM provided accounting services to each Fund and Basic Value Trust at its cost in connection with such services. Each Fund and Basic Value Trust reimbursed FAM for the cost of these services. FAM provides certain accounting services to each Fund and Basic Value Trust, and each Fund and Basic Value Trust reimburse FAM for these services.

        The table below shows the amounts paid by each Fund and Basic Value Trust to State Street and to FAM for the periods indicated:

     Period          Mercury Basic Value          ML Basic Value           Basic Value Trust
----------------   -----------  -----------  -----------  -----------   -----------  -----------
                     Paid to                   Paid to                    Paid to
  Fiscal year         State                     State                      State
 ended June 30,      Street     Paid to FAM    Street     Paid to FAM    Street**    Paid to FAM
----------------   -----------  -----------  -----------  -----------   -----------  -----------
    2002           $      0     $         0  $      0     $         0   $1,074,907   $   121,399
    2001*          $      0***  $       566  $      0***  $   323,199   $553,341***  $   232,422
    2000               N/A          N/A          N/A      $   772,649       N/A          N/A

----------------------------------------
* Mercury Basic Value commenced operations on October 16, 2000 and Basic Value Trust commenced operations on October 13, 2000.
**   For providing services to the applicable Fund and Basic Value Trust.
*** Represents payments pursuant to the agreement between the applicable Fund, Basic Value Trust and State Street commencing on January 1, 2001.

        Transfer Agent, Dividend Disbursing Agent and Shareholder Servicing Agent. Financial Data Services, Inc. ("FDS"), 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484, an affiliate of FAM, serves as the transfer agent, dividend disbursing agent and shareholder servicing agent with respect to each Fund (in such capacity, the "Transfer Agent"), at the same fee schedule, pursuant to a separate Transfer Agency, Dividend Disbursing Agency and Shareholder Servicing Agency Agreement (the "Transfer Agency Agreement") with each Fund. ML Basic Value currently pays between $16.00 and $20.00 for each Class A or Class D shareholder account, between $19.00 and $23.00 for each Class B or Class C shareholder account, depending on the level of service required, and $16.00 for each Class R shareholder account. Mercury Basic Value currently pays between $16.00 and $20.00 for each Class A shareholder account and between $19.00 and $23.00 for each Class B or Class C shareholder account, depending on the level of service required. Each Fund also reimburses the Transfer Agent's reasonable out-of-pocket expenses and pays a fee of 0.10% of account assets for certain accounts that participate in certain fee-based programs. The mailing address for FDS is P.O. Box 45289, Jacksonville, Florida 32232-5289. FDS will serve as the transfer agent, dividend disbursing agent and shareholder servicing agent for the Combined Fund.

        The tables below show the amounts paid by ML Basic Value and Mercury Basic Value to the Transfer Agent for the periods indicated:

                                ML Basic Value                                Mercury Basic Value
---------------------------------------------------------  ----------------------------------------------------------
               Period                 Transfer Agent Fee*               Period                   Transfer Agent Fee**
-----------------------------------  -------------------- -----------------------------------    --------------------
Fiscal year ended June 30, 2002          $12,209,779       Fiscal year ended June 30, 2002          $11,907
Fiscal year ended June 30, 2001          $12,504,848       October 16, 2000 (commencement of           $556
                                                           operations) to June 30, 2001
Fiscal year ended June 30, 2000          $16,428,058

-------------
* During the fiscal years ended June 30, 2001 and 2002, ML Basic Value paid fees to the Transfer Agent at lower rates than the ones currently in effect. If the current rates had been in effect for the periods shown, the fees paid may have been higher.
** During the fiscal year ended June 30, 2001, Mercury Basic Value paid fees to the Transfer Agent at lower rates than the ones currently in effect. If the current rates had been in effect for the periods shown, the fees paid may have been higher.

        Capital Stock. ML Basic Value is authorized to issue 1,600,000,000 shares of common stock, par value $0.10 per share, divided into five classes, designated Class A, Class B, Class C, Class D and Class R. Class A, Class B and Class R shares each consist of 400,000,000 shares, and Class C and Class D shares each consist of 200,000,000 shares. Mercury Basic Value is authorized to issue 400,000,000 shares of common stock, par value $0.10 per share, divided into four classes, designated Class I, Class A, Class B and Class C, each of which consists of 100,000,000 shares.

        Shareholder Inquiries. Shareholder inquiries with respect to Mercury Basic Value and ML Basic Value may be addressed to either Fund by telephone at
(609) 282-2800 or at the address set forth on the cover page of this Proxy Statement and Prospectus.


                              THE REORGANIZATION

General

        Under the Agreement and Plan (attached hereto as Exhibit I), ML Basic Value will acquire substantially all of the assets of Mercury Basic Value (consisting primarily of all of Mercury Basic Value's shares of Basic Value Trust) and assume substantially all of the liabilities of Mercury Basic Value in exchange solely for shares of ML Basic Value. The shares of ML Basic Value received by Mercury Basic Value will then be distributed on a proportionate basis to the shareholders of Mercury Basic Value in return for such shareholders' proportional interests in Mercury Basic Value. The shares of ML Basic Value received by Mercury Basic Value shareholders will be of the same class (except that holders of Class I and Class A shares of Mercury Basic Value will receive Class A and Class D shares of ML Basic Value, respectively) and have the same aggregate net asset value as such shareholders' interest in Mercury Basic Value as of the Valuation Time (as defined in the Agreement and Plan). ML Basic Value will not issue any Class R shares in connection with the Reorganization. See "Your Account--How Shares are Priced" in the ML Basic Value Prospectus for information concerning the calculation of net asset value.

        Shares of ML Basic Value that you receive in the Reorganization will be subject to the same distribution fees, account maintenance fees and sales charges (including CDSCs applicable to a particular class) as shares of Mercury Basic Value that you hold immediately prior to the Closing Date.

        The distribution of shares of ML Basic Value will be accomplished by the opening of new shareholder accounts on the stock ledger records of ML Basic Value in the amounts due the shareholders of Mercury Basic Value, based on their respective holdings in Mercury Basic Value as of the Valuation Time, including shareholders holding Mercury Basic Value shares in certificated form, and transferring to each shareholder's account shares of ML Basic Value representing such shareholder's interest previously credited to the account of Mercury Basic Value. Shareholders holding Mercury Basic Value shares in certificated form may receive certificates representing the shares of ML Basic Value credited to their account in respect of such Mercury Basic Value shares by sending certificates to the Transfer Agent accompanied by a written request for such exchange.

        Since the shares of ML Basic Value will be issued at net asset value and the shares of Mercury Basic Value will be valued at net asset value for purposes of the Reorganization, the shareholders of each Fund will not be diluted on a net asset value basis as a result of the Reorganization. However, as a result of the Reorganization, a shareholder of Mercury Basic Value or ML Basic Value would hold a lower percentage of ownership in the Combined Fund than he or she held in Mercury Basic Value or ML Basic Value, respectively, immediately prior to the Reorganization.

        Upon Mercury Basic Value's receipt and distribution of shares of ML Basic Value, Mercury Basic Value will be deregistered as an investment company under the Investment Company Act and dissolved as a matter of state law.

Procedure

        On December 10, 2002, the Boards of ML Basic Value, Mercury Basic Value and Basic Value Trust, including all of the Board Members who are not "interested persons" of ML Basic Value, Mercury Basic Value and Basic Value Trust, respectively, as defined in the Investment Company Act, approved the Agreement and Plan. The Board of Mercury Basic Value also approved the submission of such Agreement and Plan to Mercury Basic Value shareholders for approval.

        If the shareholders of Mercury Basic Value approve the Reorganization at the Meeting, all required regulatory approvals are obtained and certain conditions are either satisfied or waived, it is presently anticipated that the Reorganization will take place during the first or second calendar quarter of 2003.

        THE BOARD OF MERCURY BASIC VALUE RECOMMENDS THAT MERCURY BASIC VALUE SHAREHOLDERS APPROVE THE AGREEMENT AND PLAN.

Terms of the Agreement and Plan

        The following is a summary of the significant terms of the Agreement and Plan. This summary is qualified in its entirety by reference to the Agreement and Plan, attached hereto as Exhibit I.

        Valuation of Assets. The assets of each Fund will be valued as of the close of business on the NYSE on the business day immediately preceding the Closing Date (the "Valuation Time") according to the procedures described in the ML Basic Value Statement. These procedures are identical to those used by Mercury Basic Value to value its assets. Purchase orders for shares of Mercury Basic Value which have not been confirmed as of the Valuation Time will be treated as assets of Mercury Basic Value for purposes of the Reorganization.

        Distribution of Shares of ML Basic Value. As soon as practicable after the Closing Date, Mercury Basic Value will liquidate and distribute the shares of ML Basic Value received by it pro rata to its shareholders in exchange for such shareholders' proportional interests in Mercury Basic Value. The shares of ML Basic Value received by the shareholders of Mercury Basic Value will be of the same class (except that holders of Class I and Class A shares of Mercury Basic Value will receive Class A and Class D shares of ML Basic Value, respectively) and have the same aggregate net asset value as such shareholders' interest in Mercury Basic Value as of the Valuation Time. ML Basic Value will not issue any Class R shares in connection with the Reorganization. Generally, the liquidation and distribution will be accomplished by opening new accounts on the books of ML Basic Value in the names of the shareholders of Mercury Basic Value and transferring to those shareholders' accounts the shares of ML Basic Value representing such shareholders' interests in Mercury Basic Value.

        No sales charge or fee of any kind will be charged to shareholders of Mercury Basic Value in connection with their receipt of shares of ML Basic Value in the Reorganization.

        Expenses. The expenses of the Reorganization that are directly attributable to Mercury Basic Value will be borne by FAM. These expenses are expected to include the expenses incurred in preparing, printing and mailing the proxy materials to be utilized in connection with the special meeting of Mercury Basic Value shareholders and the expenses related to the solicitation of proxies to be voted at such special meeting. The expenses of the Reorganization that are directly attributable to ML Basic Value will be borne by FAM. These expenses are expected to include the costs of printing sufficient copies of its prospectus and any supplements thereto, and its most recent Annual Report to accompany this Proxy Statement and Prospectus. Certain additional expenses of the Reorganization, including, but not limited to, expenses incurred in connection with obtaining an opinion of counsel with respect to the tax consequences of the Reorganization, the preparation of the Agreement and Plan, legal fees, transfer agent fees and audit fees will be borne by FAM on behalf of each of Mercury Basic Value and ML Basic Value.

        Required Approvals. As previously stated, completion of the Reorganization is conditioned upon, among other things, the approval of the Reorganization by the Boards of ML Basic Value, Mercury Basic Value and Basic Value Trust and the satisfaction of certain other conditions. In addition, shareholder approval of the Agreement and Plan requires the affirmative vote of Mercury Basic Value shareholders representing a majority of the outstanding shares entitled to be voted thereon. All shares of Mercury Basic Value will vote together as a single class in approving or disapproving the Agreement and Plan.

        Termination of Mercury Basic Value. Following the transfer of Mercury Basic Value's shares of Basic Value Trust to ML Basic Value for shares of ML Basic Value and the distribution of such ML Basic Value shares to Mercury Basic Value shareholders, Mercury Basic Value will (i) file Form N-8F with the Commission to terminate its registration as an investment company under the Investment Company Act and (ii) file Articles of Dissolution with the Maryland State Department of Assessments and Taxation to terminate its incorporation under Maryland law.

        Amendments and Conditions. The Agreement and Plan may be amended at any time prior to the Closing Date with respect to any of the terms contained therein only by agreement of all the parties to the Agreement and Plan. The obligations of each Fund pursuant to the Agreement and Plan are subject to various conditions, including a registration statement on Form N-14 becoming effective, approval of the Reorganization by Mercury Basic Value shareholders, an opinion of counsel being received with respect to certain tax matters, and the continuing accuracy of various representations and warranties being confirmed by the respective parties.

        Termination, Postponement and Waivers. The Agreement and Plan may be terminated, and the Reorganization abandoned at any time, whether before or after approval thereof by the Mercury Basic Value shareholders, prior to the Closing Date, or the Closing Date may be postponed by notice in writing prior to the Closing Date: (i) by mutual consent of the Boards of ML Basic Value, Mercury Basic Value or Basic Value Trust; (ii) by the Board of Mercury Basic Value if any condition to Mercury Basic Value's obligations has not been fulfilled or waived by such Board; or (iii) by the Board of ML Basic Value if any condition to ML Basic Value's obligations has not been fulfilled or waived by such Board.

Potential Benefits to Shareholders as a Result of the Reorganization

        FAM believes that the Reorganization will benefit the shareholders of each of ML Basic Value and Mercury Basic Value. For Mercury Basic Value shareholders, following the Reorganization, certain fixed costs, such as printing shareholder reports, legal expenses, audit fees, registration fees, mailing costs and other expenses, would be spread across the substantially larger asset base of the Combined Fund. As a result, even with the above-referenced contractual fee cap, the expense ratio for the Combined Fund (on a pro forma basis) is expected to be substantially lower than the operating expense ratio for Mercury Basic Value. In addition, the operating expense ratio for the Combined Fund (on a pro forma basis) is expected to be the same as the operating expense ratio for ML Basic Value. Following the Reorganization, shareholders of Mercury Basic Value will remain invested in a diversified, open-end fund with no changes to its current investment objectives and policies and investment advisory arrangements.

        The following table sets forth the net assets for ML Basic Value as of November 30, 2002 and as of its last three fiscal year ends and for Mercury Basic Value as of November 30, 2002 and as of its last fiscal year end.


                 ML Basic Value                                Mercury Basic Value
--------------------------------------------    -------------------------------------------
      Date                     Net Assets                Date                   Net Assets
------------------------- ------------------    --------------------------     ------------
As of November 30, 2002     $7,560,864,738      As of November 30, 2002         $11,713,107
As of June 30, 2002         $8,288,506,503      As of June 30, 2002             $14,102,637
As of June 30, 2001         $9,400,848,659      As of June 30, 2001*            $3,493,377
As of June 30, 2000         $9,910,377,072

*  Mercury Basic Value commenced operations October 13, 2000.


        As shown above, Mercury Basic Value has a relatively small asset base. FAM does not believe that Mercury Basic Value will be able to grow to an economically viable size in the foreseeable future. FAM currently caps the fees of each share class of Mercury Basic Value pursuant to the above-described contractual arrangement between FAM and Mercury Basic Value. This contractual fee waiver/expense reimbursement agreement will be terminated after June 30, 2003. It is currently the opinion of FAM that it would not be in the best interests of Mercury Basic Value or its shareholders to continue to operate the Fund as a stand-alone feeder fund given its current size. Rather than having two separate feeder funds, FAM believes that Mercury Basic Value shareholders would benefit from the economies of scale that the Combined Fund could achieve.

        Based on the foregoing, the Boards of ML Basic Value, Mercury Basic Value and Basic Value Trust concluded that the Reorganization presents no significant risks or costs (including legal, accounting and administrative costs) that would outweigh the benefits discussed above. In approving the Reorganization, the Boards of ML Basic Value, Mercury Basic Value and Basic Value Trust considered various alternatives, including liquidating Mercury Basic Value or continuing to operate Mercury Basic Value with its current investment objective and policies, and concluded that the Reorganization presented the best option. The Boards of ML Basic Value,

Mercury Basic Value and Basic Value Trust determined that the interests of the existing shareholders of each such fund would not be diluted on a net asset value basis as a result of the Reorganization and that the Reorganization was in the best interests of each such fund.

Tax Consequences of the Reorganization

        It is intended that Mercury Basic Value shareholders will not be subject to Federal income tax on the receipt of Mercury Basic Value shares pursuant to the Reorganization. Mercury Basic Value shareholders should consult their tax advisers as to the consequences of redeeming or exchanging their Fund shares for shares of another Mercury Fund prior to the Reorganization as compared with exchanging their shares in the Reorganization. Under normal circumstances, a redemption or exchange of shares will generally result in a gain or loss depending on the shareholder's basis in the shares redeemed or exchanged.

        Shareholders should consult their tax advisers regarding the effect of the Reorganization in light of their individual circumstances. As the following relates only to Federal income tax consequences, shareholders also should consult their tax advisers as to the foreign, state and local tax consequences of the Reorganization.

        General. The Reorganization has been structured with the intention that it will qualify for Federal income tax purposes as a tax-free reorganization. ML Basic Value and Mercury Basic Value, each have elected and qualified since inception for the special tax treatment afforded "regulated investment companies" under the Internal Revenue Code of 1986, as amended (the "Code"), and ML Basic Value intends to continue to so qualify after the Reorganization. Basic Value Trust, likewise, has been managed to meet the requirements for the special tax treatment afforded RICs under the Code as if such requirements applied at the Basic Value Trust level and intends to continue to meet such requirements after the Reorganization. The Funds shall have received an opinion of Sidley Austin Brown & Wood LLP, special counsel to each Fund in connection with the Reorganization, to the effect that for Federal income tax purposes: (i) ML Basic Value's acquisition of substantially all of Mercury Basic Value's assets (consisting primarily of all of Mercury Basic Value's shares of Basic Value Trust) and ML Basic Value's assumption of substantially all of Mercury Basic Value's liabilities in exchange solely for shares of ML Basic Value as provided in the Agreement and Plan will constitute a reorganization within the meaning of Section 368(a)(1)(C) of the Code, and Mercury Basic Value and ML Basic Value will each be deemed to be a "party" to a Reorganization within the meaning of Section 368(b) of the Code; (ii) in accordance with Section 361(a) of the Code, no gain or loss will be recognized to Mercury Basic Value as a result of ML Basic Value's acquisition of substantially all of Mercury Basic Value's assets solely in exchange for shares of ML Basic Value or on the distribution of the ML Basic Value shares to Mercury Basic Value shareholders under Section 361(c)(1) of the Code; (iii) under Section 1032 of the Code, no gain or loss will be recognized to ML Basic Value on its receipt of substantially all of Mercury Basic Value's assets in exchange for ML Basic Value shares; (iv) in accordance with Section 354(a)(1) of the Code, no gain or loss will be recognized to the shareholders of Mercury Basic Value on the receipt of shares of ML Basic Value in exchange for their shares of Mercury Basic Value; (v) in accordance with Section 362(b) of the Code, the tax basis of the assets that were acquired by ML Basic Value from Mercury Basic Value (consisting primarily of all of Mercury Basic Value's shares of Basic Value Trust) in the hands of ML Basic Value will be the same as the tax basis of such assets in the hands of Mercury Basic Value immediately prior to the consummation of the Reorganization; (vi) in accordance with Section 358 of the Code, immediately after the Reorganization, the tax basis of the shares of ML Basic Value received by the shareholders of Mercury Basic Value in the Reorganization (including fractional shares to which they may be entitled) will be equal to the tax basis of the shares of Mercury Basic Value surrendered in exchange; (vii) in accordance with Section 1223 of the Code, a shareholder's holding period for the shares of ML Basic Value acquired in the Reorganization (including fractional shares to which he or she may be entitled) will be determined by including the period for which such shareholder held the shares of Mercury Basic Value exchanged therefor, provided, that such Mercury Basic Value shares were held as a capital asset;
(viii) in accordance with Section 1223 of the Code, ML Basic Value's holding period with respect to the assets that were acquired by ML Basic Value from Mercury Basic Value will include the period for which such assets were held by Mercury Basic Value; and (ix) the taxable year of Mercury Basic Value will end on the Closing Date, and pursuant to Section 381(a) of the Code and regulations thereunder, ML Basic Value will succeed to and take into account certain attributes of Mercury Basic Value, such as earnings and profits, capital loss carryovers and method of accounting.

        Under Section 381(a) of the Code, ML Basic Value will succeed to and take into account certain tax attributes of Mercury Basic Value, including but not limited to, earnings and profits, any net operating loss carryovers, any capital loss carryovers and method of accounting. The Code, however, contains special limitations with regard to the use of net operating losses, capital losses and other similar items in the context of certain reorganizations, including a tax-free reorganization pursuant to Section 368(a)(1)(C) of the Code, which would reduce the benefit of these attributes to ML Basic Value. As of September 30, 2002, each of Mercury Basic Value and ML Basic Value had significant net realized capital losses and significant net unrealized capital losses. After the Reorganization, the amount of available tax loss carry forwards per share of the Combined Fund will be lower than the current amount per share of Mercury Basic Value. Subject to certain limitations, the Combined Fund may be able to use such capital losses to offset realized capital gains.

        Status as a Regulated Investment Company. Each of ML Basic Value and Mercury Basic Value has elected and qualified since inception to be taxed as a regulated investment company under Sections 851-855 of the Code, and after the Reorganization, ML Basic Value intends to continue to so qualify. Basic Value Trust, likewise, has been managed to meet the requirements for the special tax treatment afforded RICs under the Code as if such requirements applied at the Basic Value Trust level and intends to continue to meet such requirements after the Reorganization.

Appraisal Rights

        Shareholders of Mercury Basic Value are not entitled to appraisal rights in connection with the acquisition.

Capitalization

        The following tables set forth, as of June 30, 2002: (i) the capitalization of ML Basic Value, (ii) the capitalization of Mercury Basic Value and (iii) the pro forma capitalization of the Combined Fund as adjusted to give effect to the Reorganization.

                 Capitalization of ML Basic Value and Mercury Basic Value and
        Pro Forma Capitalization of the Combined Fund as of June 30, 2002 (Unaudited)
        -----------------------------------------------------------------------------

                                                        ML Basic Value

                                   Class A          Class B         Class C         Class D
                                   -------          -------         -------         --------

Total Net Assets:              $3,909,901,307   $2,099,659,858    $541,921,010  $1,737,024,328
Shares Outstanding:               144,087,128       79,401,055      20,878,500      64,304,037
  Net Asset Value
  Per Share:                           $27.14           $26.44          $25.96          $27.01


                                                     Mercury Basic Value

                                   Class I          Class B         Class C         Class A
                                   -------          -------         -------         --------

Total Net Assets:                    $189,224       $2,442,169      $7,968,240      $3,503,004
Shares Outstanding:                    20,107          260,593         857,417         376,630
  Net Asset Value
  Per Share:                            $9.41            $9.37           $9.29           $9.30


                                                        Combined Fund

          Adjusted*                Class A          Class B         Class C         Class D
          ---------                -------          -------         -------         --------

Total Net Assets:              $3,910,090,531   $2,102,102,027    $549,889,250  $1,740,527,332
Shares Outstanding:               144,071,132       79,504,615      21,182,174      64,440,109
  Net Asset Value
  Per Share:                           $27.14           $26.44          $25.96          $27.01

_____________________

* Total Net Assets and Net Asset Value Per Share include the aggregate value of the shares of Basic Value Trust that would have been transferred from Mercury Basic Value to ML Basic Value had the Reorganization taken place on June 30, 2002. The data does not take into account the actual number of shares that would have been issued. No assurance can be given as to how many shares of ML Basic Value will be distributed to Mercury Basic Value shareholders on the date such transfer of shares in Basic Value Trust takes place, and the foregoing should not be relied upon to reflect the number of shares of ML Basic Value that actually will be received on or after such date.

                      INFORMATION CONCERNING THE MEETING

Date, Time and Place of Meeting

        The Meeting will be held on April 4, 2003, at the offices of FAM, 800 Scudders Mill Road, Plainsboro, New Jersey at ____ [a.m.], Eastern time.

Solicitation, Revocation and Use of Proxies

        A shareholder executing and returning a proxy has the power to revoke it at any time prior to its exercise (unless the proxy states that it is irrevocable and it is coupled with an interest) by executing a superseding proxy or by submitting a notice of revocation to the Secretary of ML Basic Value. Although mere attendance at the Meeting will not revoke a proxy, a shareholder present at the Meeting may withdraw his or her proxy and vote in person.

        All shares represented by properly executed proxies, unless such proxies previously have been revoked, will be voted at the Meeting in accordance with the directions on the proxies; if no direction is indicated on a properly executed proxy, such shares will be voted "FOR" the approval of the Agreement and Plan.

        It is not anticipated that any matters other than the adoption of the Agreement and Plan will be brought before the Meeting. If, however, any other business properly is brought before the Meeting, proxies will be voted in accordance with the judgment of the persons designated on such proxies.

Record Date and Outstanding Shares

        Only holders of record of shares of Mercury Basic Value at the close of business on January 31, 2003 (the "Record Date") are entitled to vote at the Meeting or any adjournment thereof. At the close of business on the Record Date, there were ________ shares of Mercury Basic Value issued and outstanding and entitled to vote.

Security Ownership of Certain Beneficial and Registered Owners and Management of Mercury Basic Value and ML Basic Value

        [To the knowledge of Mercury Basic Value, except as set forth in
Exhibit II to this Proxy Statement and Prospectus, no person or entity owned of record or beneficially 5% or more of any class of Mercury Basic Value's outstanding shares as of the Record Date.]

        [At the Record Date, the Board Members and officers of Mercury Basic Value as a group (10 persons) owned an aggregate of less than 1% of the outstanding shares of Mercury Basic Value and owned less than 1% of the outstanding shares of common stock of ML & Co.]

        [To the knowledge of ML Basic Value, except as set forth in Exhibit II to this Proxy Statement and Prospectus, no person or entity owned of record or beneficially 5% or more of any class of ML Basic Value's outstanding shares as of the Record Date.]

        [At the Record Date, the Board Members and officers of ML Basic Value as a group (10 persons) owned an aggregate of less than 1% of the outstanding shares of ML Basic Value and owned less than 1% of the outstanding shares of common stock of ML & Co.]

Voting Rights and Required Vote

        For purposes of this Proxy Statement and Prospectus, each share of each class of Mercury Basic Value is entitled to one vote. Approval of the Agreement and Plan requires the affirmative vote of Mercury Basic Value shareholders representing a majority of the outstanding shares entitled to vote thereon, with all shares voting as a single class.

        Shareholders of Mercury Basic Value are not entitled to demand the fair value of their shares upon a transfer of assets and will be bound by the terms of the Reorganization if the Agreement and Plan approved at the Meeting. However, any shareholder of Mercury Basic Value may redeem his or her Mercury Basic Value shares prior to the Closing Date.

        A quorum for purposes of the Meeting consists of the holders of the outstanding shares of Mercury Basic Value, present in person or by proxy, entitled to cast one-third of the votes entitled to be cast. If, by the time scheduled for the Meeting, a quorum of Mercury Basic Value's shareholders is not present or if a quorum is present but sufficient votes in favor of the Agreement and Plan are not received from the shareholders of Mercury Basic Value, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies from shareholders. Any such adjournment will require the affirmative vote of a majority of the shares of Mercury Basic Value present in person or by proxy and entitled to vote at the session of the Meeting to be adjourned. The persons named as proxies will vote in favor of any such adjournment if they determine that adjournment and additional solicitation are reasonable and in the interests of the shareholders of Mercury Basic Value.


                            ADDITIONAL INFORMATION

        The expenses of preparation, printing and mailing of the enclosed form of proxy, the accompanying Notice, and this Proxy Statement and Prospectus and the expenses related to solicitation of proxies to be voted at the Meeting will be borne by FAM. FAM will reimburse banks, brokers and others for their reasonable expenses in forwarding proxy solicitation materials to the beneficial owners of shares of Mercury Basic Value and will reimburse certain persons that Mercury Basic Value may employ for their reasonable expenses in assisting in the solicitation of proxies from such beneficial owners of shares of Mercury Basic Value. See "The Reorganization--Terms of the Agreement and Plan--Expenses."

        In order to obtain the necessary quorum at the Meeting, a supplementary solicitation of proxies may be made by mail, telephone, telegraph or personal interview by officers of Mercury Basic Value. [Mercury Basic Value has retained ____________________, ____________, ________________,
1-____________ __ ______, to aid in the solicitation of proxies, at a cost to be borne by FAM.]

        Broker-dealer firms, including Merrill Lynch, holding shares of Mercury Basic Value in "street name" for the benefit of their customers and clients will request the instructions of such customers and clients on how to vote their shares before the Meeting. Broker-dealer firms, including Merrill Lynch, will not be permitted to vote without instructions with respect to the approval of the Agreement and Plan. Properly executed proxies that are returned but that are marked "abstain" or with respect to which a broker-dealer has received no instructions and therefore has declined to vote on the non-routine proposal ("broker non-votes") will be counted as present for the purposes of determining a quorum. However, abstentions and broker non-votes will have the same effect as a vote against approval of the Agreement and Plan.

        This Proxy Statement and Prospectus does not contain all of the information set forth in the registration statements and the exhibits relating thereto which ML Basic Value, Mercury Basic Value and Basic Value Trust have filed with the Commission under the Securities Act and the Investment Company Act, to which reference is hereby made.

        ML Basic Value, Mercury Basic Value and Basic Value Trust, file reports and other information with the Commission. Reports, proxy statements, registration statements and other information filed by ML Basic Value, Mercury Basic Value and Basic Value Trust can be inspected and copied at the public reference facilities of the Commission at 450 Fifth Street, N.W. in Washington, D.C. 20549. Copies of such materials also can be obtained by mail from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates. The Commission maintains a web site (http://www.sec.gov) that contains the ML Basic Value Prospectus, the ML Basic Value Statement, the Mercury Basic Value Prospectus, the Mercury Basic Value Statement, other material incorporated herein by reference, and other information regarding Mercury Basic Value, ML Basic Value and Basic Value Trust.

                               LEGAL PROCEEDINGS

        There are no material legal proceedings to which either ML Basic Value, Mercury Basic Value or Basic Value Trust is a party.


                                LEGAL OPINIONS

        Certain tax matters in connection with the Reorganization will be passed upon by Sidley Austin Brown & Wood LLP, 787 Seventh Avenue, New York, New York 10019.


                                    EXPERTS

        The financial highlights of ML Basic Value and Mercury Basic Value included in this Proxy Statement and Prospectus have been so included in reliance on the reports of Deloitte & Touche LLP, independent auditors, given on their authority as experts in auditing and accounting. The principal business address of Deloitte & Touche LLP is Two World Financial Center, New York, New York 10281-10008. Deloitte & Touche LLP will serve as the independent auditors for the Combined Fund after the Reorganization.


                             SHAREHOLDER PROPOSALS

        Mercury Basic Value does not intend to hold annual shareholder meetings. A shareholder proposal intended to be presented at any subsequent meeting of the shareholders of Mercury Basic Value must be received by Mercury Basic Value in a reasonable time before the solicitation relating to such meeting is to be made by the Board of Mercury Basic Value in order to be considered in Mercury Basic Value's proxy statement and form of proxy relating to the meeting. The persons named as proxies in future proxy materials of Mercury Basic Value may exercise discretionary authority with respect to any shareholder proposal presented at any subsequent shareholder meeting if written notice of such proposal has not been received by Mercury Basic Value by a reasonable time before Mercury Basic Value begins to print and mail the proxy solicitation materials to be used in connection with such meeting. Written proposals with regard to Mercury Basic Value should be sent to the Secretary of Mercury Basic Value, 800 Scudders Mill Road, Plainsboro, New Jersey 08536. If the Reorganization is approved, this meeting will be the last meeting for Mercury Basic Value shareholders.

                                           By Order of the Board of Directors,


                                           SUSAN B. BAKER
                                           Secretary,
                                           Mercury Basic Value Fund, Inc.

                                                                    Exhibit I

                     AGREEMENT AND PLAN OF REORGANIZATION

        THIS AGREEMENT AND PLAN OF REORGANIZATION (this "Agreement") is made as of the 21st day of February, 2003, by and among Merrill Lynch Basic Value Fund, Inc., a Maryland corporation ("ML Basic Value"), Mercury Basic Value Fund, Inc., a Maryland corporation ("Mercury Basic Value," and together with ML Basic Value, the "Funds"), and Master Basic Value Trust, a Delaware statutory trust ("Basic Value Trust").

                            PLAN OF REORGANIZATION

        The reorganization will comprise the acquisition by ML Basic Value of substantially all of the assets of Mercury Basic Value (consisting primarily of all of Mercury Basic Value's beneficial interests in Basic Value Trust) and the assumption by ML Basic Value of substantially all of the liabilities of Mercury Basic Value, in exchange solely for newly-issued shares of common stock of ML Basic Value, the subsequent distribution of such shares of common stock of ML Basic Value to the stockholders of Mercury Basic Value, and the deregistration and dissolution of Mercury Basic Value, all upon and subject to the terms hereinafter set forth (collectively, the "Reorganization").

        In the course of the Reorganization, shares of ML Basic Value will be distributed to stockholders of Mercury Basic Value as follows: Mercury Basic Value will liquidate and distribute the shares of common stock of ML Basic Value received by it pro rata to its stockholders in exchange for such stockholders' proportional interests in Mercury Basic Value. The shares of ML Basic Value received by Mercury Basic Value stockholders will be of the same class (except that holders of Class I and Class A shares of Mercury Basic Value will receive Class A and Class D shares of ML Basic Value, respectively) and have the same aggregate net asset value as such stockholders' interest in Mercury Basic Value that are held as of the Valuation Time (defined in Section 3(c) herein). ML Basic Value will not issue any Class R shares in connection with the Reorganization. The same distribution fees, account maintenance fees and sales charges (including contingent deferred sales charges), if any, shall apply to the shares of ML Basic Value that are received in the Reorganization as applied to the shares of Mercury Basic Value that are held as of the Valuation Time. It is intended that the Reorganization described in this Agreement shall be a reorganization within the meaning of Section 368(a)(1)(C) of the Internal Revenue Code of 1986, as amended (the "Code"), and any successor provision.

        For ease of reference and clarity of presentation, shares of common stock of ML Basic Value and Mercury Basic Value and beneficial interests in Basic Value Trust are referred to herein as "shares;" holders of shares are referred to herein as "shareholders;" the Directors of ML Basic Value and Mercury Basic Value and the Trustees of Basic Value Trust are referred to herein as "Board Members;" and the Board of Directors of ML Basic Value and Mercury Basic Value and the Board of Trustees of Basic Value Trust are referred to herein individually as a "Board" and collectively as the "Boards," as the context requires.

        As promptly as practicable after the Closing Date (defined in Section 7 herein), Mercury Basic Value shall be dissolved in accordance with the laws of the State of Maryland and shall terminate its registration as an investment company under the Investment Company Act of 1940 (the "1940 Act").

        Each of ML Basic Value and Mercury Basic Value is a "feeder" fund that invests all of its respective assets in Basic Value Trust. This structure is sometimes called a "master/feeder" structure.

                                   AGREEMENT

        In order to consummate the Reorganization and in consideration of the promises and the covenants and agreements hereinafter set forth, and intending to be legally bound, ML Basic Value, Mercury Basic Value and Basic Value Trust hereby agree as follows:

1.   Representations and Warranties of ML Basic Value.

     ML Basic Value represents and warrants to, and agrees with, Mercury Basic Value that:

          (a) ML Basic Value is a corporation duly incorporated, validly existing and in good standing in conformity with the laws of the State of Maryland, and has the power to own all of its assets and to carry out this Agreement. ML Basic Value has all necessary Federal, state and local authorizations to carry on its business as it is now being conducted and to carry out this Agreement.

          (b) ML Basic Value is duly registered under the 1940 Act as a diversified, open-end management investment company (File No. 811-2739), and such registration has not been revoked or rescinded and is in full force and effect. ML Basic Value has elected and qualified for the special tax treatment afforded regulated investment companies ("RICs") under Sections 851-855 of the Code at all times since its inception and intends to continue to so qualify until consummation of the Reorganization and thereafter.

          (c) Mercury Basic Value has been furnished with a statement of assets and liabilities and a schedule of investments of ML Basic Value, each as of June 30, 2002, said financial statements having been audited by Deloitte & Touche LLP, independent auditors. An unaudited statement of assets and liabilities of ML Basic Value and an unaudited schedule of investments of ML Basic Value, each as of the Valuation Time, will be furnished to Mercury Basic Value at or prior to the Closing Date for the purpose of determining the number of shares of ML Basic Value to be issued to Mercury Basic Value pursuant to Section 4 of this Agreement; and each will fairly present the financial position of ML Basic Value as of the Valuation Time in conformity with generally accepted accounting principles applied on a consistent basis.

          (d) Mercury Basic Value has been furnished with ML Basic Value's Annual Report to Shareholders for the year ended June 30, 2002, and the financial statements appearing therein fairly present the financial position of ML Basic Value as of the date indicated in conformity with generally accepted accounting principles applied on a consistent basis.

          (e) Mercury Basic Value has been furnished with the prospectus and statement of additional information of ML Basic Value, each dated October 24, 2002, and any supplements thereto and said prospectus and statement of additional information and any supplements thereto do not contain any untrue statement of a material fact or omit to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

          (f) ML Basic Value has full power and authority to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement have been duly authorized by all necessary action of the Boards of ML Basic Value and Basic Value Trust, and this Agreement constitutes a valid and binding contract enforceable in accordance with its terms, subject to the effects of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto.

          (g) There are no material legal, administrative or other proceedings pending or, to the knowledge of ML Basic Value, threatened against it which assert liability on the part of ML Basic Value or which materially affect its financial condition or its ability to consummate the Reorganization. ML Basic Value is not charged with or, to the best of its knowledge, threatened with any violation or investigation of any possible violation of any provisions of any Federal, state or local law or regulation or administrative ruling relating to any aspect of its business.

          (h) ML Basic Value is not a party to or obligated under any provision of its Articles of Incorporation, as amended and supplemented, its by-laws, or any contract or other commitment or obligation, and is not subject to any order or decree, in any case, which would be violated by its execution of or performance under this Agreement.

          (i) There are no material contracts outstanding to which ML Basic Value is a party that have not been disclosed in the N-14 Registration Statement (as defined in subsection (l) below) or will not otherwise be disclosed to Mercury Basic Value prior to the Valuation Time.

          (j) ML Basic Value has no known liabilities of a material amount, contingent or otherwise, other than those shown on its statements of assets and liabilities referred to above, those incurred in the ordinary course of its business as an investment company since the date of ML Basic Value's most recent Annual or Semi-Annual Report to Shareholders, and those incurred in connection with the Reorganization. As of the Valuation Time, ML Basic Value will advise Mercury Basic Value in writing of all known liabilities, contingent or otherwise, whether or not incurred in the ordinary course of business, existing or accrued as of such time, of ML Basic Value.

          (k) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by ML Basic Value of the Reorganization, except such as may be required under the Securities Act of 1933 (the "1933 Act"), the Securities Exchange Act of 1934 (the "1934 Act") and the 1940 Act or state securities laws (which term as used herein shall include the laws of the District of Columbia and Puerto Rico).

          (l) The registration statement filed by ML Basic Value on Form N-14 relating to the shares of ML Basic Value to be issued pursuant to this Agreement, which includes the proxy statement of Mercury Basic Value and the prospectus of ML Basic Value with respect to the transaction contemplated hereby, and any supplement, or amendment thereto or to the documents therein (collectively, the "N-14 Registration Statement"), on its effective date, at the time of the special shareholders' meeting referred to in Section 6(a) of this Agreement, and at the Closing Date, insofar as it relates to ML Basic Value, (i) complied or will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder and (ii) did not or will not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein not misleading; and the prospectus included therein did not or will not contain any untrue statement of a material fact or omit to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that the representations and warranties in this subsection only shall apply to statements in or omissions from the N-14 Registration Statement made in reliance upon and in conformity with information furnished by ML Basic Value for use in the N-14 Registration Statement as provided in Section 6(e) of this Agreement.

          (m) ML Basic Value is authorized to issue 1,600,000,000 shares of common stock, par value $0.10 per share, divided into five classes, designated Class A, Class B, Class C, Class D and Class R common stock; Class A, Class B and Class R shares each consist of 400,000,000 shares, and Class C and Class D shares each consist of 200,000,000 shares; each issued and outstanding share is fully paid and nonassessable and has full voting rights.

          (n) The shares of ML Basic Value to be issued to Mercury Basic Value pursuant to this Agreement will have been duly authorized and, when issued and delivered pursuant to this Agreement against payment of the consideration set forth herein, will be legally and validly issued and will be fully paid and nonassessable and will have full voting rights, and no shareholder of ML Basic Value will have any preemptive right of subscription or purchase in respect thereof.

          (o) At or prior to the Closing Date, shares of ML Basic Value to be issued to Mercury Basic Value for distribution to the shareholders of Mercury Basic Value on the Closing Date will be duly qualified for offer and sale to the public in all states of the United States in which the sale of shares of Mercury Basic Value presently are qualified, and there will be a sufficient number of such shares registered under the 1933 Act and, as may be necessary, with each pertinent state securities commission to permit the transfers contemplated by this Agreement to be consummated.

          (p) At or prior to the Closing Date, ML Basic Value will have obtained any and all regulatory, Board and other approvals necessary to issue the shares of ML Basic Value to Mercury Basic Value for distribution to Mercury Basic Value's shareholders.

2.   Representations and Warranties of Mercury Basic Value.

     Mercury Basic Value represents and warrants to, and agrees with, ML Basic Value that:

          (a) Mercury Basic Value is a corporation duly incorporated, validly existing and in good standing in conformity with the laws of the State of Maryland, and has the power to own all of its assets and to carry out this Agreement. Mercury Basic Value has all the necessary Federal, state and local authorizations to carry on its business as it is now being conducted and to carry out this Agreement.

          (b) Mercury Basic Value is duly registered under the 1940 Act as a diversified, open-end management investment company (File No. 811-09957), and such registration has not been revoked or rescinded and is in full force and effect. Mercury Basic Value has elected and qualified for the special tax treatment afforded RICs under Sections 851-855 of the Code at all times since its inception, and intends to continue to so qualify for its taxable year ending upon liquidation.

          (c) As used in this Agreement, the term "Investments" shall mean (i) the investments of Mercury Basic Value shown on its schedule of investments as of the Valuation Time furnished to ML Basic Value, and
     (ii) all other assets owned by Mercury Basic Value or liabilities incurred as of the Valuation Time.

          (d) Mercury Basic Value has full power and authority to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement have been duly authorized by all necessary action of the Boards of Mercury Basic Value and Basic Value Trust, and this Agreement constitutes a valid and binding contract enforceable in accordance with its terms, subject to the effects of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto.

          (e) ML Basic Value has been furnished with a statement of assets and liabilities and a schedule of investments of Mercury Basic Value, each as of June 30, 2002, said financial statements having been audited by Deloitte & Touche LLP, independent auditors. An unaudited statement of assets and liabilities of Mercury Basic Value and an unaudited schedule of investments of Mercury Basic Value, each as of the Valuation Time, will be furnished to ML Basic Value at or prior to the Closing Date for the purpose of determining the number of shares of ML Basic Value to be issued to Mercury Basic Value pursuant to Section 4 of this Agreement; and each will fairly present the financial position of Mercury Basic Value as of the Valuation Time in conformity with generally accepted accounting principles applied on a consistent basis.

          (f) ML Basic Value has been furnished with Mercury Basic Value's Annual Report to Shareholders for the year ended June 30, 2002, and the financial statements appearing therein fairly present the financial position of Mercury Basic Value as of the dates indicated, in conformity with generally accepted accounting principles applied on a consistent basis.

          (g) ML Basic Value has been furnished with the prospectus and statement of additional information of Mercury Basic Value, each dated October 25, 2002, and any supplements thereto and said prospectus and statement of additional information and any supplements thereto do not contain any untrue statement of a material fact or omit to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

          (h) There are no material legal, administrative or other proceedings pending or, to the knowledge of Mercury Basic Value, threatened against it which assert liability on the part of Mercury Basic Value or which materially affect its financial condition or its ability to consummate the Reorganization.

     Mercury Basic Value is not charged with or, to the best of its knowledge, threatened with any violation or investigation of any possible violation of any provisions of any Federal, state or local law or regulation or administrative ruling relating to any aspect of its business.

          (i) There are no material contracts outstanding to which Mercury Basic Value is a party that have not been disclosed in the N-14 Registration Statement or will not otherwise be disclosed to ML Basic Value prior to the Valuation Time.

          (j) Mercury Basic Value is not a party to or obligated under any provision of its Articles of Incorporation, as amended, its by-laws, or any contract or other commitment or obligation, and is not subject to any order or decree, in any case, which would be violated by its execution of or performance under this Agreement.

          (k) Mercury Basic Value has no known liabilities of a material amount, contingent or otherwise, other than those shown on its statements of assets and liabilities referred to above, those incurred in the ordinary course of its business as an investment company since the date of its most recent Annual or Semi-Annual Report to Shareholders and those incurred in connection with the Reorganization. As of the Valuation Time, Mercury Basic Value will advise ML Basic Value in writing of all known liabilities, contingent or otherwise, whether or not incurred in the ordinary course of business, existing or accrued as of such time.

          (l) Mercury Basic Value has filed, or has obtained extensions to file, all Federal, state and local tax returns that are required to be filed by it, and has paid or has obtained extensions to pay, all Federal, state and local taxes shown on said returns to be due and owing and all assessments received by it, up to and including the taxable year in which the Closing Date occurs. All tax liabilities of Mercury Basic Value have been adequately provided for on its books, and no tax deficiency or liability of Mercury Basic Value has been asserted and no question with respect thereto has been raised by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid, up to and including the taxable year in which the Closing Date occurs.

          (m) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by Mercury Basic Value of the Reorganization, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act or state securities laws.

          (n) The N-14 Registration Statement, on its effective date, at the time of the special shareholders' meeting referred to in Section 6(a) of this Agreement and on the Closing Date, insofar as it relates to Mercury Basic Value, (i) complied or will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder, and (ii) did not or will not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein not misleading; and the prospectus included therein did not or will not contain any untrue statement of a material fact or omit to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that the representations and warranties in this subsection shall apply only to statements in or omissions from the N-14 Registration Statement made in reliance upon and in conformity with information furnished by Mercury Basic Value for use in the N-14 Registration Statement as provided in Section 6(e) of this Agreement.

          (o) Mercury Basic Value is authorized to issue 400,000,000 shares of common stock, par value $.10 per share, divided into four classes, designated Class I, Class B, Class C and Class A common stock, each such share class consists of 100,000,000 shares; each issued and outstanding share is fully paid and nonassessable and has full voting rights.

          (p) The books and records of Mercury Basic Value made available to ML Basic Value and/or its counsel are substantially true and correct and contain no material misstatements or omissions with respect to the operations of Mercury Basic Value.

          (q) Mercury Basic Value will not sell or otherwise dispose of any of the shares of ML Basic Value to be received in the Reorganization, except in distribution to the shareholders of Mercury Basic Value in accordance with Section 4 of this Agreement.

          (r) At or prior to the Closing Date, Mercury Basic Value will have obtained any and all regulatory, Board, shareholder, and other approvals necessary to effect the Reorganization as set forth herein.

3.   The Reorganization.

          (a) Subject to receiving the requisite approval of the shareholders of Mercury Basic Value, and to the other terms and conditions contained herein, Mercury Basic Value agrees to convey, transfer and deliver to ML Basic Value and ML Basic Value agrees to acquire from Mercury Basic Value, on the Closing Date, substantially all of Mercury Basic Value's assets (consisting primarily of Mercury Basic Value's shares of Basic Value Trust) and ML Basic Value agrees to assume substantially all of the liabilities of Mercury Basic Value, in exchange solely for shares of ML Basic Value calculated in accordance with Section 4 of this Agreement. Basic Value Trust consents to the conveyance, transfer and delivery of Mercury Basic Value's shares of Basic Value Trust to ML Basic Value on the Closing Date in exchange solely for shares of ML Basic Value. Pursuant to this Agreement, on the Closing Date or as soon as practicable thereafter, Mercury Basic Value will distribute pro rata all shares of ML Basic Value received by it to its shareholders in exchange for such shareholders' proportional interests in Mercury Basic Value. Such distribution shall be accomplished by the opening of shareholder accounts on the books of ML Basic Value in the amounts due the shareholders of Mercury Basic Value based on their respective holdings in Mercury Basic Value as of the Valuation Time.

          (b) Mercury Basic Value will pay or cause to be paid to ML Basic Value any interest or dividends it receives on or after the Closing Date.

          (c) The Valuation Time shall be 4:00 p.m., Eastern time, on ________________, 2003, or such earlier or later day and time as may be agreed upon by the parties hereto in writing (the "Valuation Time").

          (d) ML Basic Value will acquire substantially all of the assets of Mercury Basic Value and will assume the known liabilities of Mercury Basic Value. The known liabilities of Mercury Basic Value as of the Valuation Time shall be confirmed in writing to ML Basic Value by Mercury Basic Value pursuant to Section 2(k) of this Agreement.

          (e) ML Basic Value and Mercury Basic Value will jointly file Articles of Transfer with the State Department of Assessments and Taxation of Maryland and any other such instrument as may be required by the State of Maryland to effect the transfer of the shares to ML Basic Value.

          (f) Mercury Basic Value will be dissolved following the Closing Date by filing Articles of Dissolution with the State Department of Assessments and Taxation of Maryland and any such reports (including tax reports) or other instruments as may be required by the State of Maryland in connection with such dissolution. Mercury Basic Value also will terminate its authority to do business as a foreign corporation in any jurisdiction in which it is so qualified.

4.   Issuance and Valuation of Shares of ML Basic Value in the Reorganization.

     The shares of ML Basic Value received by Mercury Basic Value shareholders will be of the same class (except that holders of Class I and Class A shares of Mercury Basic Value will receive Class A and Class D shares of ML Basic Value, respectively) and have the same aggregate net asset value as such shareholders' interest in Mercury Basic Value as of the Valuation Time. ML Basic Value will not issue any Class R shares in connection with the Reorganization. The net asset value of Mercury Basic Value and ML Basic Value shall be determined as of the Valuation Time in accordance with the procedures described in the prospectus and statement of additional information of ML Basic Value, each dated October 24, 2002. Such valuation and determination shall be made by ML Basic Value in cooperation with Mercury Basic Value. ML Basic Value shall issue Class A, Class B, Class C and Class D shares of ML Basic Value to Mercury Basic Value by the opening of a shareholder account (one in respect of each class) on the books of ML Basic Value registered in the name of Mercury Basic Value. Mercury Basic Value shall distribute such shares of ML Basic Value to its shareholders as described above by indicating the registration of such shares in the name of such Mercury Basic Value shareholders in the amounts due such shareholders based on their respective holdings in Mercury Basic Value as of the Valuation Time.

          5. Payment of Expenses.

          (a) The expenses of the Reorganization that are directly attributable to Mercury Basic Value will be borne by Fund Asset Management, L.P. ("FAM"). These expenses are expected to include the expenses incurred in preparing, printing and mailing the proxy materials to be utilized in connection with the special meeting of Mercury Basic Value shareholders and the expenses related to the solicitation of proxies to be voted at such special meeting. The expenses of the Reorganization that are directly attributable to ML Basic Value will be borne by FAM. These expenses are expected to include the costs of printing sufficient copies of its prospectus and any supplements thereto, and its most recent Annual Report to accompany the Proxy Statement and Prospectus. Certain additional expenses of the Reorganization, including, but not limited to, expenses incurred in connection with obtaining an opinion of counsel with respect to the tax consequences of the Reorganization, the preparation of this Agreement, legal fees, transfer agent fees and audit fees will be borne by FAM on behalf of each of Mercury Basic Value and ML Basic Value.

          (b) If for any reason the Reorganization is not consummated, no party shall be liable to any other party for any damages resulting therefrom, including, without limitation, consequential damages.

6.   Covenants of ML Basic Value and Mercury Basic Value.

          (a) Mercury Basic Value agrees to call a special meeting of its shareholders to be held as soon as is practicable after the effective date of the N-14 Registration Statement for the purpose of considering the approval of this Agreement, and it shall be a condition to the obligations of each of the parties hereto that the holders of a majority of the shares of Mercury Basic Value issued and outstanding and entitled to vote thereon, voting together as a single class, shall have approved this Agreement at such a meeting at or prior to the Valuation Time.

          (b) Each Fund covenants to operate its business as presently conducted between the date hereof and the Closing Date.

          (c) Mercury Basic Value agrees that following the Closing Date, it will dissolve in accordance with the laws of the State of Maryland and any other applicable law, it will not make any distributions of any ML Basic Value shares other than to its shareholders as described herein and on and after the Closing Date it shall not conduct any business except in connection with its dissolution and deregistration under the 1940 Act.

          (d) Mercury Basic Value undertakes that if the Reorganization is consummated, it will file an application pursuant to Section 8(f) of the 1940 Act for an order declaring that Mercury Basic Value has ceased to be a registered investment company.

          (e) ML Basic Value will file the N-14 Registration Statement with the Securities and Exchange Commission (the "Commission") and will use its best efforts to provide that the N-14 Registration Statement becomes effective as promptly as practicable. ML Basic Value and Mercury Basic Value agree to cooperate fully with each other, and each will furnish to the other the information relating to itself to be set forth in the N-14 Registration Statement as required by the 1933 Act, the 1934 Act and the 1940 Act, and the rules and regulations thereunder and the state securities laws.

          (f) Each Fund agrees that by the Closing Date, all Federal and other tax returns and reports required to be filed on or before such date shall have been filed by each such Fund and all taxes shown as due on said returns either have been paid or adequate liability reserves have been provided for the payment of such taxes. In connection with this covenant, the Funds agree to cooperate with each other in filing any tax return, amended return or claim for refund, determining any liability for taxes or a right to a refund of taxes or participating in or conducting any audit or other proceeding in respect of taxes. ML Basic Value agrees to retain for a period of ten (10) years following the Closing Date all returns, schedules and work papers and all material records or other documents relating to tax matters of Mercury Basic Value for its taxable period first ending after the Closing Date and for all prior taxable periods. Any information obtained under this subsection shall be kept confidential except as otherwise may be necessary in connection with the filing of returns or claims for refund or in conducting an audit or other proceeding. After the Closing Date, Mercury Basic Value shall prepare, or cause its agents to prepare, any Federal, state or local tax returns, including any Forms 1099, required to be filed by Mercury Basic Value with respect to Mercury Basic Value's final taxable year ending with its complete liquidation and for any prior periods or taxable years and further shall cause such tax returns and Forms 1099 to be duly filed with the appropriate taxing authorities. Notwithstanding the aforementioned provisions of this subsection, any expenses incurred by Mercury Basic Value (other than for payment of taxes) in connection with the preparation and filing of said tax returns and Forms 1099 after the Closing Date shall be borne by Mercury Basic Value to the extent such expenses have been accrued by Mercury Basic Value in the ordinary course without regard to the Reorganization; any excess expenses shall be borne by ML Basic Value at the time such tax returns and Forms 1099 are prepared.

          (g) Mercury Basic Value agrees to mail to its shareholders of record entitled to vote at the special meeting of shareholders at which action is to be considered regarding this Agreement, in sufficient time to comply with applicable notice requirements of its Articles of Incorporation, a combined Proxy Statement and Prospectus which complies in all material respects with the applicable provisions of Section 14(a) of the 1934 Act and Section 20(a) of the 1940 Act, and the rules and regulations, respectively, thereunder.

          (h) Following the consummation of the Reorganization, ML Basic Value expects to stay in existence and continue its business as a diversified, open-end management investment company registered under the 1940 Act.

          (i) ML Basic Value agrees to comply with the recordkeeping requirements of Rule 17a-8(a)(5) under the 1940 Act after the Reorganization.

          (j) If available at or prior to the Closing Date, ML Basic Value will provide Mercury Basic Value with its Semi-Annual Report to Shareholders for the six months ended December 31, 2002, its unaudited statement of assets and liabilities and unaudited schedule of investments, each as of December 31, 2002.

          (k) If available at or prior to the Closing Date, Mercury Basic Value will provide ML Basic Value with its Semi-Annual Report to Shareholders for the six months ended December 31, 2002, its unaudited statement of assets and liabilities and unaudited schedule of investments, each as of December 31, 2002.

7.   Closing Date.

          (a) Delivery of Mercury Basic Value's assets to be transferred, and the shares of ML Basic Value to be issued, shall be made at the offices of Sidley Austin Brown & Wood LLP, 787 Seventh Avenue, New York, N.Y. 10019, at 10:00 a.m. Eastern time on the next full business day following the Valuation Time, or at such other place, time and date agreed to by Mercury Basic Value, ML Basic Value and Basic Value Trust, the date and time upon which such delivery is to take place being referred to herein as the "Closing Date." To the extent that any assets of Mercury Basic Value, for any reason, are not transferable on the Closing Date, Mercury Basic Value shall cause such assets to be transferred to ML Basic Value's account with State Street Bank and Trust Company at the earliest practicable date thereafter.

          (b) Mercury Basic Value will deliver to ML Basic Value on the Closing Date confirmations or other adequate evidence as to the tax basis of all of the assets delivered to ML Basic Value hereunder.

          (c) As soon as practicable after the close of business on the Closing Date, Mercury Basic Value shall deliver to ML Basic Value a list of the names and addresses of all of the shareholders of record of Mercury Basic Value on the Closing Date and the number of shares of Mercury Basic Value owned by each such shareholder, certified to the best of its knowledge and belief by the transfer agent for Mercury Basic Value or by its President.

8.   Mercury Basic Value Conditions.

     The obligations of Mercury Basic Value hereunder shall be subject to the following conditions:

          (a) That this Agreement shall have been adopted, and the Reorganization shall have been approved, by the affirmative vote of the holders of a majority of the shares of Mercury Basic Value, issued and outstanding and entitled to vote thereon, voting together as a single class, by the Boards of ML Basic Value, Mercury Basic Value and Basic Value Trust; and that ML Basic Value shall have delivered to Mercury Basic Value a copy of the resolution approving this Agreement adopted by the Board of ML Basic Value, certified by the Secretary of ML Basic Value.

          (b) That ML Basic Value shall have furnished to Mercury Basic Value a statement of ML Basic Value's assets and liabilities, with values determined as provided in Section 4 of this Agreement, together with a schedule of its investments, all as of the Valuation Time, certified on ML Basic Value's behalf by its President (or any Vice President) and its Treasurer, and a certificate signed by ML Basic Value's President (or any Vice President) and its Treasurer, dated as of the Closing Date, certifying that as of the Valuation Time and as of the Closing Date there has been no material adverse change in the financial position of ML Basic Value since the date of ML Basic Value's most recent Annual or Semi-Annual Report to Shareholders, other than changes in its portfolio securities since the date of such report or changes in the market value of its portfolio securities.

          (c) That ML Basic Value shall have furnished to Mercury Basic Value a certificate signed by ML Basic Value's President (or any Vice President) and its Treasurer, dated as of the Closing Date, certifying that, as of the Valuation Time and as of the Closing Date all representations and warranties of ML Basic Value made in this Agreement are true and correct in all material respects with the same effect as if made at and as of such dates, and that ML Basic Value has complied with all of the agreements and satisfied all of the conditions on its part to be performed or satisfied at or prior to each of such dates.

          (d) That there shall not be any material litigation pending with respect to the matters contemplated by this Agreement.

          (e) That Mercury Basic Value shall have received an opinion of Sidley Austin Brown & WOOD LLP, to the effect that for Federal income tax purposes (i) ML Basic Value's acquisition of substantially all of Mercury Basic Value's assets (consisting primarily of Mercury Basic Value's shares of Basic Value Trust) and ML Basic Value's assumption of substantially all of Mercury Basic Value's liabilities in exchange solely for shares of ML Basic Value as provided in this Agreement will constitute a reorganization within the meaning of Section 368(a)(1)(C) of the Code, and Mercury Basic Value and ML Basic Value will each be deemed to be a "party" to a Reorganization within the meaning of Section 368(b) of the Code; (ii) in accordance with Section 361(a) of the Code, no gain or loss will be recognized to Mercury Basic Value as a result of ML Basic Value's acquisition of substantially all of Mercury Basic Value's assets solely in exchange for shares of ML Basic Value or on the distribution of the ML Basic Value shares to Mercury Basic Value shareholders under
     Section 361(c)(1) of the Code; (iii) under Section 1032 of the Code, no gain or loss will be recognized to ML Basic Value on its receipt of substantially all of Mercury Basic Value's assets in exchange for ML Basic Value shares; (iv) in accordance with Section 354(a)(1) of the Code, no gain or loss will be recognized to the shareholders of Mercury Basic Value on the receipt of shares of ML Basic Value in exchange for their shares of Mercury

     Basic Value; (v) in accordance with Section 362(b) of the Code, the tax basis of the assets that were acquired by ML Basic Value from Mercury Basic Value (consisting primarily of Mercury Basic Value's shares of Basic Value Trust) in the hands of ML Basic Value will be the same as the tax basis of such assets in the hands of Mercury Basic Value immediately prior to the consummation of the Reorganization; (vi) in accordance with
     Section 358 of the Code, immediately after the Reorganization, the tax basis of the shares of ML Basic Value received by the shareholders of Mercury Basic Value in the Reorganization (including fractional shares to which they may be entitled) will be equal to the tax basis of the shares of Mercury Basic Value surrendered in exchange; (vii) in accordance with
     Section 1223 of the Code, a shareholder's holding period for the shares of ML Basic Value acquired in the Reorganization (including fractional shares to which he or she may be entitled) will be determined by including the period for which such shareholder held the shares of Mercury Basic Value exchanged therefor, provided, that such Mercury Basic Value shares were held as a capital asset; (viii) in accordance with
     Section 1223 of the Code, ML Basic Value's holding period with respect to the assets that were acquired by ML Basic Value from Mercury Basic Value (consisting primarily of Mercury Basic Value's shares of Basic Value Trust) will include the period for which such assets were held by Mercury Basic Value; and (ix) the taxable year of Mercury Basic Value will end on the Closing Date and pursuant to Section 381(a) of the Code and regulations thereunder, ML Basic Value will succeed to and take into account certain tax attributes of Mercury Basic Value, such as earnings and profits, capital loss carryovers and method of accounting.

          (f) That all proceedings taken by ML Basic Value and its counsel in connection with the Reorganization and all documents incidental thereto shall be satisfactory in form and substance to Mercury Basic Value.

          (g) That the N-14 Registration Statement shall have become effective under the 1933 Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of Mercury Basic Value or ML Basic Value, be contemplated by the Commission.

          (h) That the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the 1940 Act, nor instituted or threatened to institute any proceeding seeking to enjoin consummation of the Reorganization under Section 25(c) of the 1940 Act, and no other legal, administrative or other proceeding shall be instituted or threatened which would materially affect the financial condition of ML Basic Value or would prohibit the Reorganization.

          (i) That Mercury Basic Value shall have received from the Commission such orders or interpretations as Sidley Austin Brown & Wood LLP, counsel to Mercury Basic Value, deems reasonably necessary or desirable under the 1933 Act and the 1940 Act in connection with the Reorganization, provided, that such counsel shall have requested such orders as promptly as practicable, and all such orders shall be in full force and effect.

          (j) of the Board Members of Basic Value Trust shall have consented in writing to the transfer of all of Mercury Basic Value's shares of Basic Value Trust to ML Basic Value.

9.   ML Basic Value Conditions.

     The obligations of ML Basic Value hereunder shall be subject to the following conditions:

          (a) That this Agreement shall have been adopted, and the Reorganization shall have been approved, by the Boards of ML Basic Value, Mercury Basic Value and Basic Value Trust, and by the affirmative vote of the holders of a majority of the shares of common stock of Mercury Basic Value issued and outstanding and entitled to vote thereon, voting together as a single class; and that Mercury Basic Value shall have delivered to ML Basic Value a copy of the resolution approving this Agreement adopted by the Board of Mercury Basic Value, and a certificate setting forth the vote Mercury Basic Value shareholders obtained, each certified by the Secretary of Mercury Basic Value.

          (b) That Mercury Basic Value shall have furnished to ML Basic Value a statement of Mercury Basic Value's assets and liabilities, with values determined as provided in Section 4 of this Agreement, together with a schedule of investments with their respective dates of acquisition and tax costs, all as of the Valuation Time, certified on Mercury Basic Value's behalf by its President (or any Vice President) and its Treasurer, and a certificate signed by Mercury Basic Value's President (or any Vice President) and its Treasurer, dated as of the Closing Date, certifying that as of the Valuation Time and as of the Closing Date there has been no material adverse change in the financial position of Mercury Basic Value since the date of Mercury Basic Value's most recent Annual or Semi-Annual Report to Shareholders, other than changes in the Investments since the date of such report or changes in the market value of the Investments.

          (c) That Mercury Basic Value shall have furnished to ML Basic Value a certificate signed by Mercury Basic Value's President (or any Vice President) and its Treasurer, dated the Closing Date, certifying that as of the Valuation Time and as of the Closing Date all representations and warranties of Mercury Basic Value made in this Agreement are true and correct in all material respects with the same effect as if made at and as of such dates and Mercury Basic Value has complied with all of the agreements and satisfied all of the conditions on its part to be performed or satisfied at or prior to such dates.

          (d) That there shall not be any material litigation pending with respect to the matters contemplated by this Agreement.

          (e) That ML Basic Value shall have received an opinion of Sidley Austin Brown & Wood LLP with respect to the matters specified in Section 8(e) of this Agreement.

          (f) That the N-14 Registration Statement shall have become effective under the 1933 Act and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of Mercury Basic Value or ML Basic Value, be contemplated by the Commission.

          (g) That the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the 1940 Act, nor instituted or threatened to institute any proceeding seeking to enjoin consummation of the Reorganization under Section 25(c) of the 1940 Act, and no other legal, administrative or other proceeding shall be instituted or threatened which would materially affect the financial condition of Mercury Basic Value or would prohibit the Reorganization.

          (h) That ML Basic Value shall have received from the Commission such orders or interpretations as Sidley Austin Brown & Wood LLP, counsel to ML Basic Value, deems reasonably necessary or desirable under the 1933 Act and the 1940 Act in connection with the Reorganization, provided, that such counsel shall have requested such orders as promptly as practicable, and all such orders shall be in full force and effect.

          (i) That all proceedings taken by Mercury Basic Value and its counsel in connection with the Reorganization and all documents incidental thereto shall be satisfactory in form and substance to ML Basic Value.

          (j) That prior to the Closing Date, Mercury Basic Value shall have declared a dividend or dividends which, together with all such previous dividends, shall have the effect of distributing to its shareholders all of its investment company taxable income to and including the Closing Date, if any (computed without regard to any deduction for dividends paid), and all of its net capital gain, if any, realized to and including the Closing Date.

          (k) That all of the Board Members of Basic Value Trust shall have consented in writing to the transfer of all of Mercury Basic Value's shares of Basic Value Trust to ML Basic Value.

10.  Termination, Postponement and Waivers.

          (a) Notwithstanding anything contained in this Agreement to the contrary, this Agreement may be terminated and the Reorganization abandoned at any time (whether before or after adoption thereof by the shareholders of Mercury Basic Value) prior to the Closing Date, or the Closing Date may be postponed, (i) by mutual consent of the Boards of ML Basic Value, Mercury Basic Value and Basic Value Trust; (ii) by the Board of Mercury Basic Value if any condition to Mercury Basic Value's obligations set forth in Section 8 of this Agreement has not been fulfilled or waived by such Board; or (iii) by the Board of ML Basic Value if any condition to ML Basic Value's obligations set forth in
     Section 9 of this Agreement has not been fulfilled or waived by such Board.

          (b) If the transactions contemplated by this Agreement have not been consummated by _____________________, 2003, this Agreement automatically shall terminate on that date, unless a later date is mutually agreed to by the Boards of ML Basic Value, Mercury Basic Value and Basic Value Trust.

          (c) In the event of termination of this Agreement pursuant to the provisions hereof, this Agreement shall become void and have no further effect, and there shall not be any liability on the part of either ML Basic Value, Mercury Basic Value or Basic Value Trust or persons who are their directors, officers, agents or shareholders in respect of this Agreement.

          (d) At any time prior to the Closing Date, any of the terms or conditions of this Agreement may be waived by the Board of either ML Basic Value or Mercury Basic Value, respectively (whichever is entitled to the benefit of this Agreement), if, in the judgment of such Board after consultation with its counsel, such action or waiver will not have a material adverse effect on the benefits intended under this Agreement to the shareholders of their respective Fund, on behalf of which such action is taken. In addition, the Boards of ML Basic Value, Mercury Basic Value and Basic Value Trust have delegated to FAM the ability to make non-material changes to the transaction contemplated hereby if FAM deems it to be in the best interests of ML Basic Value, Mercury Basic Value or Basic Value Trust, as the case may be, to do so.

          (e) The respective representations and warranties contained in Sections 1 and 2 of this Agreement shall expire and terminate on the Closing Date and neither ML Basic Value nor Mercury Basic Value nor any of their officers, directors, agents or shareholders shall have any liability with respect to such representations or warranties after the Closing Date. This provision shall not protect any officer, director, agent or shareholder of ML Basic Value or Mercury Basic Value against any liability to the entity for which that officer, director, agent or shareholder so acts or to its shareholders, to which that officer, director, agent or shareholder otherwise would be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties in the conduct of such office.

          (f) If any order or orders of the Commission with respect to this Agreement shall be issued prior to the Closing Date and shall impose any terms or conditions which are determined by action of the Boards of ML Basic Value, Mercury Basic Value and Basic Value Trust to be acceptable, such terms and conditions shall be binding as if a part of this Agreement without further vote or approval of the shareholders of Mercury Basic Value, unless such terms and conditions shall result in a change in the method of computing the number of shares of ML Basic Value to be issued to Mercury Basic Value in which event, unless such terms and conditions shall have been included in the proxy solicitation materials furnished to the shareholders of Mercury Basic Value prior to the special meeting at which the Reorganization shall have been approved, this Agreement shall not be adopted and shall terminate unless Mercury Basic Value promptly shall call a special meeting of shareholders at which such conditions so imposed shall be submitted for approval.

11.  Other Matters.

          (a) Pursuant to Rule 145 under the 1933 Act, and in connection with the issuance of any shares to any person who as of the Closing Date is, to its knowledge, an affiliate of a party to the

     Reorganization pursuant o Rule 145(c), ML Basic Value will cause to be affixed upon the certificate(s) issued to such person (if any) a legend as follows:

          THESE SHARES ARE SUBJECT TO RESTRICTIONS ON TRANSFER UNDER THE SECURITIES ACT OF 1933 AND MAY NOT BE SOLD OR OTHERWISE TRANSFERRED EXCEPT TO MERRILL LYNCH BASIC VALUE FUND, INC. (OR ITS STATUTORY SUCCESSOR) OR ITS PRINCIPAL UNDERWRITER UNLESS
          (I) A REGISTRATION STATEMENT WITH RESPECT THERETO IS EFFECTIVE UNDER THE SECURITIES ACT OF 1933 OR (II) IN THE OPINION OF COUNSEL REASONABLY SATISFACTORY TO THE FUND, SUCH REGISTRATION IS NOT REQUIRED.

     and, further, that stop transfer instructions will be issued to ML Basic Value's transfer agent with respect to such shares. Mercury Basic Value will provide ML Basic Value on the Closing Date with the name of any Mercury Basic Value shareholder who is to the knowledge of Mercury Basic Value an affiliate of Mercury Basic Value on such date.

          (b) All covenants, agreements, representations and warranties made under this Agreement and any certificates delivered pursuant to this Agreement shall be deemed to have been material and relied upon by each of the parties, notwithstanding any investigation made by them or on their behalf.

          (c) Any notice, report or demand required or permitted by any provision of this Agreement shall be in writing and shall be made by hand delivery, prepaid certified mail or overnight service, addressed to ML Basic Value, Mercury Basic Value or Basic Value Trust, in any case at P.O. Box 9011, Princeton, New Jersey 08543-9011, Attn: Terry K. Glenn, President.

          (d) This Agreement supersedes all previous correspondence and oral communications between the parties regarding the Reorganization, constitutes the only understanding with respect to the Reorganization, may not be changed except by a letter of agreement signed by each party and shall be governed by and construed in accordance with the laws of the State of New York applicable to agreements made and to be performed in said state.

          (e) Copies of the Articles of Incorporation, as amended and supplemented, of each of ML Basic Value and Mercury Basic Value are on file with the Department of Assessments and Taxation of the State of Maryland and notice is hereby given that this instrument is executed on behalf of the Board Members of ML Basic Value and Mercury Basic Value.

          (f) Copies of the Certificate of Trust of Basic Value Trust are on file with the Secretary of State of the State of Delaware, and notice is hereby given that this instrument is executed on behalf of the Board Members of Basic Value Trust. No Board Member, officer, employee or agent of Basic Value Trust when acting in such capacity shall be subject to any personal liability whatsoever, in his or her individual capacity, to any person in connection with the affairs of Basic Value Trust; and all such persons shall look solely to Basic Value Trust's property for satisfaction of claims of any nature against a Board Member, officer, employee or agent of Basic Value Trust in connection with the affairs of Basic Value Trust.

        This Agreement may be executed in any number of counterparts, each of which, when executed and delivered, shall be deemed to be an original but all such counterparts together shall constitute but one instrument.


                                      MERRILL LYNCH BASIC VALUE FUND, INC.


                                      BY:
                                         -------------------------------------
                                            (TERRY K. GLENN, PRESIDENT)


ATTEST:


     -------------------------------
        (SUSAN B. BAKER, SECRETARY)


                                      MERCURY BASIC VALUE FUND, INC.


                                      BY:
                                         -------------------------------------
                                            (TERRY K. GLENN, PRESIDENT)


ATTEST:


     -------------------------------
        (SUSAN B. BAKER, SECRETARY)


                                      MASTER BASIC VALUE TRUST


                                      BY:
                                         -------------------------------------
                                            (TERRY K. GLENN, PRESIDENT)


ATTEST:


     -------------------------------
        (SUSAN B. BAKER, SECRETARY)

                                                                   Exhibit II

                              SECURITY OWNERSHIP

        To the knowledge of ML Basic Value, the following persons or entities owned beneficially or of record 5% or more of any class of ML Basic Value's shares as of the Record Date:

                                           Percentage of Class Owned
                                           -------------------------
                                                                                   Percentage of
Shareholder Name and Address*   Class A   Class B   Class C   Class D    Class R     Fund Owned
-----------------------------   -------   -------   -------   -------    -------   -------------




        *The address for each shareholder listed above is: c/o Merrill Lynch Basic Value Fund, Inc., 800 Scudders Mill Road, Plainsboro, New Jersey 08536.

        To the knowledge of Mercury Basic Value, the following persons or entities owned beneficially or of record 5% or more of any class of Mercury Basic Value's shares as of the Record Date:

                                           Percentage of Class Owned
                                           -------------------------
                                                                                   Percentage of
Shareholder Name and Address*   Class A   Class B   Class C   Class D    Class R     Fund Owned
-----------------------------   -------   -------   -------   -------    -------   -------------




        *The address for each shareholder listed above is: c/o Mercury Basic Value Fund, Inc., 800 Scudders Mill Road, Plainsboro, New Jersey 08536.

The information in this statement of additional information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This statement of additional information is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.


                             SUBJECT TO COMPLETION
    PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 24, 2003

                      STATEMENT OF ADDITIONAL INFORMATION


                     MERRILL LYNCH BASIC VALUE FUND, INC.
                        MERCURY BASIC VALUE FUND, INC.
                                 P.O. BOX 9011
                       PRINCETON, NEW JERSEY 08543-9011
                                (609) 282-2800

        This Statement of Additional Information is not a prospectus and should be read in conjunction with the Proxy Statement and Prospectus of Mercury Basic Value Fund, Inc. ("Mercury Basic Value") and Merrill Lynch Basic Value Fund, Inc. ("ML Basic Value") dated February __, 2003 (the "Proxy Statement and Prospectus"), which has been filed with the Securities and Exchange Commission (the "Commission") and can be obtained, without charge, by calling ML Basic Value at 1-800-995-6526 or by writing to ML Basic Value at the above address. This Statement of Additional Information is incorporated by reference into the Proxy Statement and Prospectus.

        Further information about ML Basic Value is contained in its Statement of Additional Information, dated October 24, 2002, as supplemented, which is incorporated by reference into this Statement of Additional Information.

        Further information about Mercury Basic Value is contained in its Statement of Additional Information, dated October 25, 2002, which is incorporated by reference into this Statement of Additional Information.

        The Commission maintains a web site (http://www.sec.gov) that contains the prospectus and statement of additional information of each of ML Basic Value, Mercury Basic Value and Master Basic Value Trust ("Basic Value Trust"), other material incorporated by reference herein, and other information regarding ML Basic Value, Mercury Basic Value and Basic Value Trust.



   The date of this Statement of Additional Information is February __, 2003

                              GENERAL INFORMATION

        The shareholders of Mercury Basic Value are being asked to approve the reorganization pursuant to which ML Basic Value will first acquire substantially all of the assets consisting primarily of all of Mercury Basic Value's beneficial interests in Basic Value Trust, and assume substantially all of the liabilities of Mercury Basic Value, in exchange solely for newly-issued shares of common stock of ML Basic Value. Mercury Basic Value will then distribute such shares of common stock of ML Basic Value to its stockholders. Mercury Basic Value will thereafter deregister as an investment company under the Investment Company Act of 1940 and dissolve under state law (collectively, the "Reorganization").

        ML Basic Value and Mercury Basic Value are "feeder" funds that invest all of their respective assets in Basic Value Trust, which has the same investment objectives as each of the "feeder" funds. All investments are made, and all portfolio management occurs, at the Basic Value Trust level. Each Fund is an open-end management investment company organized as a Maryland corporation. A Special Meeting of Stockholders of Mercury Basic Value to consider the Reorganization will be held at 800 Scudders Mill Road, Plainsboro, New Jersey, on April 4, 2003 at ___[a.m.], Eastern Time.

        For detailed information about the Reorganization, shareholders of Mercury Basic Value should refer to the Proxy Statement and Prospectus dated February __, 2003. For further information about ML Basic Value, shareholders should refer to ML Basic Value's Statement of Additional Information, dated October 24, 2002, as supplemented, which is incorporated by reference herein.

                             FINANCIAL STATEMENTS

        In accordance with Part B, Item 14(a) of Form N-14, pro forma financial statements reflecting consummation of the Reorganization have not been prepared since, as of January 1, 2003 the net asset value of Mercury Basic Value did not exceed 10% of the net asset value of ML Basic Value.

ML Basic Value

         Audited financial statements and accompanying notes for the fiscal year ended June 30, 2002, and the independent auditors' report thereon, dated August 13, 2002, of ML Basic Value and Basic Value Trust are incorporated herein by reference from ML Basic Value's June 30, 2002 Annual Report to Stockholders.

Mercury Basic Value

         Audited financial statements and accompanying notes for the fiscal year ended June 30, 2002, and the independent auditors' report thereon, dated August 13, 2002, of Mercury Basic Value and Basic Value Trust are incorporated herein by reference from Mercury Basic Value's June 30, 2002 Annual Report to Stockholders.

                                    PART C
                               OTHER INFORMATION

Item 15.  Indemnification.

        Reference is made to Article VI of the Registrant's Articles of Incorporation, Article VI of the Registrant's By-Laws and Section 2-418 of the Maryland General Corporation Law.

        Insofar as the conditional advancing of indemnification moneys for actions based on the Investment Company Act of 1940, as amended (the "Investment Company Act"), may be concerned, Article VI of the Registrant's By-Laws provides that such payments will be made only on the following conditions: (i) advances may be made only on receipt of a written affirmation of such person's good faith belief that the standard of conduct necessary for indemnification has been met and a written undertaking to repay any such advance if it is ultimately determined that the standard of conduct has not been met; and (ii) (a) such promise must be secured by a security for the undertaking in form and amount acceptable to the Registrant, (b) the Registrant is insured against losses arising by receipt of the advance, or (c) a majority of a quorum of the Registrant's disinterested non-party Directors, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that at the time the advance is proposed to be made, there is reason to believe that the person seeking indemnification will ultimately be found to be entitled to indemnification.

        Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act") may be permitted to Directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 16.              Exhibits

1  (a)     --   Articles of Incorporation of the Registrant, dated March 22,
                1977.(a)

   (b)     --   Articles of Amendment, dated October 3, 1988, to the
                Articles of Incorporation of the Registrant.(a)

   (c)     --   Articles Supplementary, dated October 3, 1988, to the
                Articles of Incorporation of the Registrant.(b)

   (d)     --   Articles Supplementary, dated November 15, 1991, to
                the Articles of Incorporation of the Registrant.(b)

   (e)     --   Articles of Amendment, dated October 17, 1994, to the
                Articles of Incorporation of the Registrant.(a)

   (f)     --   Articles Supplementary, dated October 17, 1994, to the
                Articles of Incorporation of the Registrant.(a)

   (g)     --   Articles Supplementary, dated March 17, 1995, to the
                Articles of Incorporation of the Registrant.(a)

   (h)     --   Articles Supplementary, dated September 16, 1996, to
                the Articles of Incorporation of the Registrant.(c)

   (i)     --   Articles of Amendment, dated July 31, 2000 to the
                Articles of Incorporation of the Registrant.(d)

   (j)     --   Articles Supplementary of the Registrant.(l)

2          --   By-Laws of the Registrant.(e)

3          --   Portions of the Articles of Incorporation, as amended and
                supplemented, and By-Laws of the Registrant defining the rights of holders of shares of common stock of the Registrant.(f)

4          --   Not Applicable.

5          --   Form of Distribution Agreement between the Registrant and FAM
                Distributors, Inc.(g)

6          --   None.

7          --   Not Applicable.

8  (a)     --   Form of Administration Agreement between the Registrant and
                Fund Asset Management, L.P.(d)

   (b)(1)  --   Form of Transfer Agency, Dividend Disbursing Agency and
                Shareholder Servicing Agency(d) Agreement between the
                Registrant and Financial Data Services, Inc.(a)

   (b)(2)  --   Amendment to the Transfer Agency, Dividend Disbursing Agency
                and Shareholder Servicing Agreement.(j)

9          --   None.

10 (a)     --   Form of Amended and Restated Class B Distribution Plan of the
                Registrant.(e)

   (b)     --   Form of Amended and Restated Class C Distribution Plan of the
                Registrant.(e)

   (c)     --   Form of Amended and Restated Class D Distribution Plan of the
                Registrant.(e)

   (d)     --   Merrill Lynch Select Pricing System Plan pursuant to Rule
                18f-3.(d)

11         --   Opinion of Sidley Austin Brown & Wood LLP, counsel for the
                Registrant.

12         --   Certificate of Fund Asset Management, L.P.(e)

13         --   Tax Opinion of Sidley Austin Brown & Wood LLP, counsel for the
                Registrant.*

14 (a)     --   Consent of Deloitte & Touche LLP, independent auditors for the
                Registrant.

   (b)     --   Consent of Deloitte & Touche LLP, independent auditors
                for Mercury Basic Value Fund, Inc.

15         --   Code of Ethics.(i)

16         --   Power of Attorney.(k)

17 (a)     --   Prospectus dated October 24, 2002 and Statement of
                Additional Information dated October 24, 2002 of the
                Registrant.

   (b)     --   Prospectus dated October 25, 2002 and Statement of
                Additional Information dated October 25, 2002 of Mercury Basic
                Value Fund, Inc.

   (c)     --   Annual Report to Stockholders of the Registrant for
                the fiscal year ended June 30, 2002.

   (d)     --   Annual Report to Stockholders of Mercury Basic Value
                Fund, Inc. for the fiscal year ended June 30, 2002.

   (e)     --   Form of Proxy Card.

--------------------
(a) Filed on October 25, 1995 as an exhibit to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A under the Securities Act of 1933, as amended (File No. 2-58521) (the "Registration Statement").
(b) Filed on October 19, 1999 as an exhibit to Post-Effective Amendment No. 28 to the Registrant's Registration Statement.
(c) Filed on October 28,1996 as an exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement.
(d) Previously filed with Post-Effective Amendment No. 29 to the Registrant's Registration Statement on October 10, 2000.
(e) Filed on September 7, 1994 as an exhibit to Post-Effective Amendment No.
    22 to the Registrant's Registration Statement.
(f) Reference is made to Article III, Article V, Article VI (sections 2, 3, 4 and 5), Article VII, Article VIII, and Article X of the Registrant's Articles of Incorporation, as amended and supplemented, filed as Exhibit
    (1) to the Registration Statement; and to Article II, Article III
    (sections 1, 3, 5, 6 and 17), Article VI, Article VII, Article XII,
    Article XIII, Article XIV and Article XV of the Registrant's By-Laws, filed as Exhibit (2) to the Registration Statement.
(g) Incorporated by reference to Exhibit 5 to Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A of Merrill Lynch Balanced Capital Fund, Inc. (File No. 2-49007) filed on June 30, 2000.
(h) Incorporated by reference to Exhibit 13 to Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A of Merrill Lynch Balanced Capital Fund, Inc. (File No. 811-2405) filed on June 30, 2000.
(i) ncorporated by reference to Exhibit 15 to Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A of Merrill Lynch Multi-State Limited Maturity Municipal Series Trust (File No. 33-50419), filed on November 22, 2000.
(j) Filed on October 12, 2001 as an exhibit to Post-Effective Amendment No. 30 to the Registrant's Registration Statement.
(k) Included on the signature page of this Registration Statement.
(l) Filed on December 20, 2002 as an exhibit to Post-Effective Amendment No.
    32 to the Registrant's Registration Statement.
(*) To be filed by post-effective amendment.


Item 17.  Undertakings.

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through use of a prospectus which is part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The Registrant undertakes to file, by post-effective amendment, a copy of an opinion of counsel as to certain tax matters within a reasonable time after receipt of such opinion.

                                  SIGNATURES

        As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the Township of Plainsboro and State of New Jersey, on the 24th day of January, 2003.

                                    MERRILL LYNCH BASIC VALUE FUND, INC.
                                                   (Registrant)


                                    By:  /s/ Terry K. Glenn
                                         -------------------------------------
                                                (Terry K. Glenn, President)

        Each person whose signature appears below hereby authorizes Terry K. Glenn, Donald C. Burke, and Susan B. Baker, or any of them, as attorney-in-fact, to sign on his or her behalf, individually and in each capacity stated below, any amendments to this Registration Statement (including post-effective amendments) and to file the same, with all exhibits thereto, with the Securities and Exchange Commission.

        As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

           Signatures                         Title                            Date
--------------------------------    -------------------------------    -------------------
     /s/ Terry K. Glenn
     ------------------------
        (Terry K. Glenn)               President (Principal             January 24, 2003
                                       Executive Officer) and
                                       Director

     /s/ Donald C. Burke
     ------------------------
       (Donald C. Burke)               Vice President and               January 24, 2003
                                       Treasurer (Principal
                                       Financial and Accounting
                                       Officer)

     /s/ Donald W. Burton
     ------------------------
       (Donald W. Burton)                    Director                   January 24, 2003


     /s/ M. Colyer Crum
     ------------------------
        (M. Colyer Crum)                     Director                   January 24, 2003


     /s/ Laurie Simon Hodrick
     ------------------------
     (Laurie Simon Hodrick)                  Director                   January 24, 2003


     /s/ J. Thomas Touchton
     ------------------------
      (J. Thomas Touchton)                   Director                   January 24, 2003


     /s/ Fred G. Weiss
     ----------------------
        (Fred G. Weiss)                      Director                   January 24, 2003


                                  SIGNATURES

Master Basic Value Trust has duly caused this Registration Statement of Merrill Lynch Basic Value Fund, Inc. to be signed on its behalf by the undersigned, thereunto duly authorized, in the Township of Plainsboro, and State of New Jersey, on the 24th day of January, 2003.

                                     MASTER BASIC VALUE TRUST



                                     By: /s/ Terry K. Glenn
                                         ------------------------------------
                                             (Terry K. Glenn, President)

Each person whose signature appears below hereby authorizes Terry K. Glenn, Donald C. Burke, and Susan B. Baker, or any of them, as attorney-in-fact, to sign on his or her behalf, individually and in each capacity stated below, any amendments to this Registration Statement (including post-effective amendments) and to file the same, with all exhibits thereto, with the Securities and Exchange Commission.

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signatures                         Title                                                  Date
----------                         -----                                                  ----

     /s/ Terry K. Glenn
     ------------------------
        (Terry K. Glenn)          President (Principal Executive                           January 24, 2003
                                  Officer) and Trustee

     /s/ Donald C. Burke
     ------------------------
      (Donald C. Burke)           Vice President and Treasurer (Principal                  January 24, 2003
                                  Financial and Accounting Officer)


     /s/ Donald W. Burton
     ------------------------
        (Donald W. Burton)        Trustee                                                  January 24, 2003


     /s/ M. Colyer Crum
     ------------------------
        (M. Colyer Crum)          Trustee                                                  January 24, 2003


     /s/ Laurie Simon Hodrick
     ------------------------
     (Laurie Simon Hodrick)       Trustee                                                  January 24, 2003


     /s/ J. Thomas Touchton
     ------------------------
      (J. Thomas Touchton)        Trustee                                                  January 24, 2003


     /s/ Fred G. Weiss
     ------------------------
         (Fred G. Weiss)          Trustee                                                  January 24, 2003

                                 EXHIBIT INDEX

Exhibit
Number         Description
-------        -----------

11     --   Opinion of Sidley Austin Brown & Wood  LLP, counsel for the
            Registrant.

14(a)  --   Consent of Deloitte & Touche LLP, independent auditors for the
            Registrant.

  (b)  --   Consent of Deloitte & Touche LLP, independent auditors for Mercury
            Basic Value Fund, Inc.

17(a)  --   Prospectus, dated October 24, 2002, as supplemented, and Statement of Additional Information dated October 24, 2002, as supplemented, of the Registrant.

  (b)  --   Prospectus dated October 25, 2002 and Statement of Additional
            Information dated October 25, 2002 of Mercury Basic Value Fund, Inc.

  (c)  --   Annual Report to Stockholders of the Registrant for the fiscal year ended June 30, 2002.

  (d)  --   Annual Report to Stockholders of Mercury Basic Value Fund, Inc. for
            the fiscal year ended June 30, 2002.

  (e)  --   Form of proxy card.